 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1998

                                                  REGISTRATION NO. 333-65145
                                                                      & 811-9062

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ( )

                       Pre-Effective Amendment No.               ( )

                      Post-Effective Amendment No. 1             (X)

                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
                             Amendment No. 6                     (X)


                       AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
         (Formerly First Providian Life and Health Insurance Company)
                              (Name of Depositor)

                               666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number: (212) 246-5234

                      Gregory E. Miller-Breetz, Esq.
                       Ausa Life Insurance Company, Inc.
                             400 West Market Street
                                 P.O. Box 32830
                           Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire
                           James Bernstein, Esquire
            Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-0805

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

 [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.
     On _____________, pursuant to paragraph (b)(1)(v) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 [X] On March 1, 1999, pursuant to paragraph (a)(1) of Rule 485.
     75 days after filing pursuant to paragraph (a)(2) of Rule 485. On _____________, 1995 pursuant to paragraph (a)(2) of Rule 485.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) shall determine.

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF
-------
FORM N-4                                          PROSPECTUS CAPTION
--------                                          ------------------
 1.  Cover Page.............................     Cover Page
 2.  Definitions............................     GLOSSARY

 3.  Synopsis...............................     Summary; FEE TABLE;
                                                 Performance Measures


 4.  Condensed Financial Information........     Condensed Financial Information


 5.  General Description of Registrant,
     Depositor, and Portfolio Companies.....     AUSA Life
                                                 Insurance Company, Inc.;
                                                 AUSA Life
                                                 Insurance Company, Inc.
                                                 Separate Account C; The
                                                 Portfolios; Voting Rights
 6.  Deductions.............................     Expenses; Taxes; FEE TABLE
 7.  General Description of Variable Annuity
     Contracts..............................     The Annuity Contract
 8.  Annuity Period.........................     Annuity Payments
 9.  Death Benefit..........................     Death Benefit
10.  Purchases and Contract Value...........     Contract Application and
                                                 Purchase Payments; Accumulated
                                                 Value
11.  Redemptions............................     Access to Your Money
12.  Taxes..................................     Taxes
13.  Legal Proceedings......................     Legal Matters
14.  Table of Contents of the Statement
     of Additional Information..............     Table of Contents of the
                                                 AUSA Marquee Variable Annuity
                                                 Statement of Additional
                                                 Information

                                     PART B

ITEM OF                                           STATEMENT OF ADDITIONAL
-------                                           -----------------------
FORM N-4                                          INFORMATION CAPTION
--------                                          -------------------
15.  Cover Page.............................      Cover Page
16.  Table of Contents......................      Table of Contents
17.  General Information and History........      AUSA LIFE
18.  Services...............................      Part A: Auditors; Part B:
                                                  SAFEKEEPING OF ACCOUNT
                                                  ASSETS; DISTRIBUTION OF THE
                                                  CONTRACTS
19.  Purchase of Securities Being                 DISTRIBUTION OF THE
     Offered................................      CONTRACTS; Exchanges

20.  Underwriters...........................      DISTRIBUTION OF THE
                                                  CONTRACTS
21.  Calculation of Performance Data........      PERFORMANCE INFORMATION
22.  Annuity Payments.......................      Computations of Annuity Income
                                                  Payments
23.  Financial Statements...................      FINANCIAL STATEMENTS

                                                                THE AUSA MARQUEE
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                               AUSA Life Insurance Company, Inc.
                                                              Separate Account C

                                                                              By

                                               AUSA Life Insurance Company, Inc.

                                                                      Prospectus
                                                                     May 1, 1999



The AUSA Marquee Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in twelve investment company portfolios (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.



THE PORTFOLIOS

Variable Insurance Products Fund
Advised by Fidelity Management & Research Company
     Fidelity VIP Money Market
     Fidelity VIP Equity-Income
     Fidelity VIP Growth

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company
     Fidelity VIP II Asset Manager

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation
     Dreyfus Growth and Income
     Dreyfus Quality Bond

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income
     T. Rowe Price New America Growth

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.
     T. Rowe Price International Stock

OCC Accumulation Trust
Advised by OpCap Advisors
     OCC Accumulation Trust Managed
     OCC Accumulation Trust Small Cap
     OCC Accumulation Trust U.S.
       Government Income



Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents [page numbers are place holders]

1  Cross Reference to Definitions          9  Expenses

2  Summary                                 10 Taxes

3  Fee Table                               11 Access to Your Money

4  Example                                 12 Performance

5  The Annuity Contract                    13 Death Benefit

6  Annuity Payments                        14 Other Information

7  Purchase                                15 Table of Contents of Statement of
                                              Additional Information
8  Investment Options
                                           16 Appendix (Condensed Financial
                                              Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

[Note: Actual page numbers not yet available. Current references are to the sections where the terms are defined.]

Accumulation Phase               ["The Annuity Contract"]

Annuitant                        ["Death Benefit"]

Annuity Date                     ["Annuity Payments"]

Annuity Payment Options          ["Annuity Payments"]

Beneficiary                      ["Death Benefit"]

Business Day                     ["Purchase"]

Contract                         ["Other Information"]

Contract Anniversary             ["Purchase"]

Contract Date                    ["Purchase"]

Contract Owner                   ["Other Information"]

Contract Year                    ["Contract Year"]

Income Phase                     ["Annuity Payments"]

Initial Purchase Payment         ["Purchase Payment"]

Joint Annuitant                  ["Death Benefit"]

Net Purchase Payment             ["Purchase"]

Non-Qualified Contract           ["Purchase"]

Qualified Contract               ["Purchase"]

Portfolios                       ["Investment Options"]

Purchase Payment                 ["Purchase Payment"]

Right to Cancel Period           ["Other Information"]

Tax Deferral                     ["Taxes"]

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.  THE ANNUITY CONTRACT

The AUSA Marquee Variable Annuity

AUSA Marquee is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twelve investment company portfolios.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases:  accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twelve Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page x, for more information about Annuity Payment Options.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3.  PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4.  INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the six Funds' prospectuses:

Variable Insurance Products Fund
Advised by Fidelity Management & Research Company
     Fidelity VIP Money Market Portfolio
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Growth Portfolio

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company
     Fidelity VIP II Asset Manager Portfolio

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation
     Dreyfus Growth and Income Portfolio
     Dreyfus Quality Bond Portfolio

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.
     T. Rowe Price International Stock Portfolio

OCC Accumulation Trust
Advised by OpCap Advisors
     OCC Accumulation Trust Managed Portfolio
     OCC Accumulation Trust Small Cap Portfolio
     OCC Accumulation Trust U.S. Government Income Portfolio

You can make or lose money in any of these Portfolios depending on their investment performance.

5.  EXPENSES

No sales load is deducted from Purchase Payments.

A declining Surrender Charge applies to certain withdrawals during the first six Contract Years.

AUSA Life will deduct a daily charge corresponding to an annual charge of .15% of the net asset value of the Separate Account as an Administrative Expense Charge and a 1.25% charge for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6.  TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7.  ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. You may take up to 10% of the Accumulated Value free of Surrender Charges once each year or pursuant to a series of Systematic Withdrawals. No Surrender Charge will apply after the sixth Contract Year. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8.  PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9.  DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

10.  OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements

If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twelve Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page x.

11.  INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the AUSA Marquee variable annuity, call or write:

AUSA Life Insurance Company, Inc.
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 A.M. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases.............................    None
Contingent Deferred Sales Load (surrender charge)...........      7%*
Exchange Fees...............................................    None

Annual Contract Maintenance Fee                                $  30
Separate Account Annual Expenses (as a percentage of assets
 in the Separate Account)
Mortality and Expense Risk Charge...........................    1.25%
Administrative Charge.......................................     .15%
                                                               -----
Total Annual Separate Account Expenses......................    1.40%

  *You may withdraw up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract
Year) once per Contract Year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount in the first Contract Year are subject to a 7% charge on the portion of the withdrawal that consists of Net Purchase Payments. The charge decreases one percentage point per year until after the sixth Contract Year, at which time there is no surrender charge. The total surrender charges assessed will not be greater than 8.5% of the Purchase Payments under the Contract.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                      Management and       Other       Total Portfolio
                                                     Advisory Expenses   Expenses      Annual Expenses
Fidelity VIP Money Market*                                 0.21%           0.10%             0.31%
Fidelity VIP Equity-Income*                                0.50%           0.08%             0.58%
Fidelity VIP Growth*                                       0.60%           0.09%             0.69%
Fidelity VIP II Asset Manager*                             0.55%           0.10%             0.65%
Dreyfus Growth and Income**                                0.75%           0.05%             0.80%
Dreyfus Quality Bond**                                     0.65%           0.10%             0.75%
T. Rowe Price Equity Income                                0.85%           0.00%             0.85%
T. Rowe Price New America Growth                           0.85%           0.00%             0.85%

T. Rowe Price International Stock                          1.05%           0.00%             1.05%
OCC Accumulation Trust Managed***                          0.80%           0.07%             0.87%
OCC Accumulation Trust Small Cap***                        0.80%           0.17%             0.97%
OCC Accumulation Trust U.S. Government Income***           0.47%           0.46%             0.93%

*A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Portfolio Annual Expenses would have been 0.57% for the Equity-Income Portfolio, 0.67% for the Growth Portfolio, and 0.64% for the Asset Manager Portfolio.

**From time to time, the Dreyfus Growth and Income and Quality Bond Portfolios' investment adviser in its sole discretion may waive all or part of its fees and/or voluntarily assume certain of the Portfolios' expenses. For a more complete description of the Portfolios' fees and expenses, see the Dreyfus Variable Investment Fund's prospectus.

***Total Portfolio Annual Expenses are limited by OpCap Advisors so that each of the OCC Accumulation Trust Portfolios' annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management and Advisory Expenses, Other Expenses, and Total Annual Portfolio Expenses would have been: 0.80%, 0.07%, and 0.87%, respectively, for the Managed Portfolio; 0.80%, 0.17%, and 0.97%, respectively, for the Small Cap Portfolio; and 0.60%, 0.46%, and 1.06%, respectively, for the U.S. Government Income Portfolio.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period.

                                                   1 Year     3 Years     5 Years     10 Years
Fidelity VIP Money Market                          $80.81     $ 99.81     $121.47     $205.85
Fidelity VIP Equity-Income                          83.53      108.09      135.42      234.48
Fidelity VIP Growth                                 84.63      111.44      141.06      245.90
Fidelity VIP II Asset Manager                       84.23      110.23      139.01      241.76
Dreyfus Growth and Income                           85.73      114.79      146.65      257.20
Dreyfus Quality Bond                                85.23      113.27      144.11      252.08
T. Rowe Price Equity Income                         86.24      116.30      149.19      262.28
T. Rowe Price New America Growth                    86.24      116.30      149.19      262.28
T. Rowe Price International Stock                   88.24      122.34      159.26      282.37
OCC Accumulation Trust Managed                      86.44      116.91      150.20      264.31
OCC Accumulation Trust Small Cap                    87.44      119.93      155.25      274.39
OCC Accumulation Trust U.S. Government Income       87.04      118.72      153.23      270.37

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) that you do not surrender your Contract or that you annuitize your Contract at the end of each period.

                                                   1 Year     3 Years     5 Years     10 Years
Fidelity VIP Money Market                          $17.81      $55.14     $ 94.88     $205.85
Fidelity VIP Equity-Income                          20.53       63.39      108.80      234.48
Fidelity VIP Growth                                 21.63       66.74      114.41      245.90
Fidelity VIP II Asset Manager                       21.23       65.52      112.38      241.76
Dreyfus Growth and Income                           22.73       70.07      120.00      257.20
Dreyfus Quality Bond                                22.23       68.55      117.46      252.08
T. Rowe Price Equity Income                         23.24       71.58      122.53      262.28
T. Rowe Price New America Growth                    23.24       71.58      122.53      262.28
T. Rowe Price International Stock                   25.24       77.60      132.57      282.37
OCC Accumulation Trust Managed                      23.44       72.18      123.54      264.31
OCC Accumulation Trust Small Cap                    24.44       75.19      128.57      274.39
OCC Accumulation Trust U.S. Government Income       24.04       73.99      126.56      270.37

The Annual Contract Maintenance Fee is reflected in these examples as a percentage of the total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1.  THE ANNUITY CONTRACT

The AUSA Marquee variable annuity is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twelve portfolios (the "Portfolios") offered by a number of investment companies.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The AUSA Marquee variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases:  accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twelve available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences (page x)

 . Withdraw up to 10% of your money once a year or pursuant to a series of systematic withdrawals with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax (page x)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page x.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Portfolios and into the general account of AUSA Life.

 . Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity--Available only on a fixed basis.  Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If during the Accumulation Phase your Accumulated Value falls below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 .  From time to time, AUSA Life may require proof that the Annuitant, Joint
   Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life's consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 .  Once Annuity Payments begin, you may not select a different Annuity Payment
   Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3.  PURCHASE

Contract Application and Issuance of Contracts

To invest in the AUSA Marquee variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the AUSA Marquee as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page x.)


                                   DEFINITION

                               Qualified Contract

When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.

            A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is $5,000.

 .  The minimum Initial Purchase Payment for a Qualified Contract is $2,000.

 .  You may make additional Purchase Payments at any time during the Accumulation
   Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 .  Additional Purchase Payments received before the close of the New York Stock
   Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving them. From that point forward, you bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                   DEFINITION

                                  Premium Tax

A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus--

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus--

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, AUSA Life will credit a certain number of Accumulation Units to your

Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4.  INVESTMENT OPTIONS

The AUSA Marquee variable annuity offers you a means of investing in twelve portfolios offered by six different investment companies (each investment company a "Fund"). A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus.


Variable Insurance Products Fund
Advised by Fidelity Management & Research Company

The Fund is a diversified, open-end management investment company organized by Fidelity Management & Research Company and registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of several investment portfolios, three of which are available as part of the AUSA Marquee.

     Fidelity VIP Money Market Portfolio seeks to obtain as high a level of current income, while maintaining a stable $1.00 share price, as is consistent with preserving capital and providing liquidity. It invests only in high-quality U.S. dollar-denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

     Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     Fidelity VIP Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Variable Insurance Products Fund II
Advised by Fidelity Management & Research Company

The Fund is a diversified, open-end management investment company organized by Fidelity Management & Research Company and registered with the SEC under the 1940 Act. The Fund consists of several investment portfolios, one of which is available as part of the AUSA Marquee.

     Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term and money market instruments.

Dreyfus Variable Investment Fund
Advised by the Dreyfus Corporation

The Fund is an open-end management investment company organized under the 1940 Act. The Fund consists of thirteen separate investment portfolios, two of which are available under the AUSA Marquee.

     Dreyfus Growth and Income Portfolio is non-diversified portfolio, whose goal is long-term capital growth, current income, and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

     Dreyfus Quality Bond Portfolio is a diversified portfolio, whose goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in debt obligations of corporations, the U.S. government and its agencies and instrumentalities, and major U.S. banking institutions.

T. Rowe Price Equity Series, Inc.
Advised by T. Rowe Price Associates, Inc.

The Fund is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." The Fund consists of the Equity Income and the New America Growth Portfolios, each of which represents a separate class of shares having different objectives and investment policies, and both of which are available as part of the AUSA Marquee.

     T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for both increasing dividend income and capital appreciation.

     T. Rowe Price New America Growth Portfolio seeks long-term growth of capital through investments primarily in the common stocks of U.S. growth companies which operate in service industries. In pursuing its objective, the Portfolio invests primarily in companies deriving a majority of their revenues or operating earnings from service-related activities and in companies whose prospects are closely tied to service industries. The Portfolio may also invest up to 25% of its assets in growth companies outside the service sector.

T. Rowe Price International Series, Inc.
Advised by Rowe Price-Fleming International, Inc.

The Fund is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management company, commonly known as a "mutual fund." The corporation is a series fund and has the authority to issue other series in addition to the International Stock Portfolio currently available as part of the AUSA Marquee.

     T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

OCC Accumulation Trust
Advised by OpCap Advisors, a subsidiary of Oppenheimer Capital

The Fund is a Massachusetts business trust and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company. The Fund currently consists of seven series, three of which are available as part of the AUSA Marquee. The Fund was formerly known as the Quest for Value Accumulation Trust.

     OCC Accumulation Trust Managed Portfolio seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of the relative outlook for such investments.

     OCC Accumulation Trust Small Cap Portfolio seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations under $1 billion.

     OCC Accumulation Trust U.S. Government Income Portfolio seeks a high level of current income together with the protection of capital. The Portfolio seeks to achieve its investment objective by investing exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the U.S. government, its agencies, or its instrumentalities.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 . You may make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . AUSA Life does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Fidelity VIP Money Market Portfolio, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the Fidelity VIP Money Market Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Fidelity VIP Money Market Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . AUSA Life will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Fidelity VIP Money
   Market Portfolio is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.


                                A CLOSER LOOK AT

                             Dollar-Cost Averaging


The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5.  EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Surrender Charge Schedule

No sales load is deducted from Purchase Payments, and during the Accumulation Phase up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) can be withdrawn once per year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount are subject to a surrender charge (i.e., a contingent deferred sales load) according to the following schedule on the portion of such withdrawal that consists of Net Purchase Payments:

                                    Surrender
              Contract Year          Charge
              -------------          ------
                    1                  7%
                    2                  6%
                    3                  5%
                    4                  4%
                    5                  3%
                    6                  2%
                    7                  0%

The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract. AUSA Life does not assess a surrender charge upon the death of the Annuitant or after the sixth Contract Year or upon your starting the Income Phase.

Keep in mind that withdrawals may be taxable and, if made before age 59 1/2 may be subject to a 10% penalty tax on earnings withdrawn. For tax purposes, earnings are considered to come from earnings first.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.25% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A  CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.
Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that AUSA Life assumes is that the charge for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to .15% annually of the net asset value of the Separate.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's Prospectus and Statement of Additional Information.

6.  TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons," page x, and "Diversification Standards," page x.)

                                A CLOSER LOOK AT

                                  Tax Deferral

Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item
(iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age
59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons,

AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for the employees under Section 403(b) of the Internal Revenue Code. More detailed on 403(b) Contracts may be found in the Statement of Additional Information.

7.  ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase --

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals. You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

--------------------------------------------------------------------------------
Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).
--------------------------------------------------------------------------------

Systematic Withdrawal Option. You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want systematic withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at 30 days prior to your next scheduled withdrawal date.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250, AUSA Life will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission (the
   "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection  as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see "Taxation of Full and Partial Withdrawals," page x, and "Penalty Taxes on Certain Early Withdrawals," page x.

Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8.  PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Fidelity VIP Money Market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.


Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.


ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.


Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.


Non-Standardized Hypothetical Cumulative Return and Non-Standardized Hypothetical Average Annual Total Return

AUSA Life may show Non-Standardized Hypothetical Cumulative Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Hypothetical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Fidelity VIP Money Market Portfolio. "Yield" refers to the income generated by an investment in Fidelity VIP Money Market over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Fidelity VIP Money Market is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Fidelity VIP Money Market for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9.  DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

     (1) the Accumulated Value on the date we receive Due Proof of Death; or

     (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

     (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or

     (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                   DEFINITION

                               Due Proof of Death

When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions.

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

 .  If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract
   Owner.

 . If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death.
Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see "Death of the Annuitant During the Accumulation Phase," page x.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law.
(The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection  as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10.  OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 1997, AUSA Life had statutory assets of approximately $9.9 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of the Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

The First Providian Merger. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian, a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twelve Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the

Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code
Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA
Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a

Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Matters

In October 1996, AUSA Life adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. AUSA Life has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of any "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all mission-critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through June 1999.

As of the date of this Prospectus, AUSA Life has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to assure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with the appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that AUSA Life will achieve complete success. Further, notwithstanding its efforts or results, AUSA Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

Financial Statements

The audited supplemental statutory-basis financial statements of AUSA Life and the financial statements of the Separate Account (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and the Separate Account and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.

            TABLE OF CONTENTS FOR THE AUSA MARQUEE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                    PAGE
THE CONTRACT..................................................................................................         3
  Computation of Variable Annuity Income Payments.............................................................         3
  Exchanges...................................................................................................         3
  Exceptions to Charges and to Transaction or Balance Requirements............................................         4
GENERAL MATTERS...............................................................................................         4
  Non-Participating...........................................................................................         4
  Misstatement of Age or Sex..................................................................................         4
  Assignment..................................................................................................         4
  Annuity Data................................................................................................         4
  Annual Statement............................................................................................         4
  Incontestability............................................................................................         5
  Ownership...................................................................................................         5
PERFORMANCE INFORMATION.......................................................................................         5
  Money Market Subaccount Yields..............................................................................         5
  30-Day Yield for Non-Money Market Subaccounts...............................................................         5
  Standardized Average Annual Total Return for Subaccounts....................................................         6
ADDITIONAL PERFORMANCE MEASURES...............................................................................         7
  Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return...................         7
  Non-Standardized Total Return Year-to-Date..................................................................         8
  Non-Standardized One Year Return............................................................................         8
  Non-Standardized Hypothetical Cumulative Return and Non-Standardized Hypothetical Average Annual
    Total Return..............................................................................................         9
  Individualized Computer Generated Illustrations.............................................................        14
PERFORMANCE COMPARISONS.......................................................................................        14
SAFEKEEPING OF ACCOUNT ASSETS.................................................................................        16
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS............................................................        16
AUSA LIFE.....................................................................................................        16
TAXES.........................................................................................................        16
STATE REGULATION OF AUSA LIFE.................................................................................        16
RECORDS AND REPORTS...........................................................................................        17
DISTRIBUTION OF THE CONTRACTS.................................................................................        17
LEGAL PROCEEDINGS.............................................................................................        17
OTHER INFORMATION.............................................................................................        17
FINANCIAL STATEMENTS..........................................................................................        17
  Audited Financial Statements................................................................................        17

                                    Appendix

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 1997)

                                      Fidelity VIP    Fidelity VIP    Fidelity VIP II                     Dreyfus
                                         Money          Equity-            Asset         Fidelity VIP    Growth and      Dreyfus
                                         Market          Income           Manager           Growth         Income      Quality Bond
                                      ------------    ------------    ---------------    ------------    ----------    ------------
Accumulation unit value as of:
  Start Date*........................    10.000          10.000           10.000            10.000         10.000         10.000
  12/31/97...........................    10.271          12.117           11.561            11.964         11.546         10.769
Number of units outstanding as of:
  12/31/97...........................         0         580.740                0           220.094        608.751        147.184

                                                                                                                        OCC
                                                                                        OCC             OCC         Accumulation
                                                         TRP             TRP        Accumulation    Accumulation       Trust
                                      TRP Equity    International    New America       Trust           Trust         U.S. Gov't.
                                        Income          Stock          Growth         Managed        Small Cap         Income
                                      ----------    -------------    -----------    ------------    ------------    ------------
Accumulation unit value as of:
  Start Date*........................   10.000           10.000         10.000         10.000          10.000          10.000
  12/31/97...........................   12.084           10.157         12.435         11.537          12.224          10.533
Number of units outstanding as of:
  12/31/97...........................  591.446        1,446.938        171.777        594.827         212.793         149.603

*Date of commencement of operations for all Subaccounts was May 1, 1997. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT C
                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the
                         AUSA MARQUEE VARIABLE ANNUITY
                                  Offered by
                       AUSA Life Insurance Company, Inc.
                          (A New York Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the AUSA Marquee variable annuity contracts (the "Contracts" and each a "Contract," respectively) offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 1-800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 1999

                               TABLE OF CONTENTS

                                                                           PAGE
THE CONTRACT..............................................................   3
  Computation of Variable Annuity Income Payments.........................   3
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   4
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   5
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return ...................................................   7
  Non-Standardized Total Return Year-to-Date..............................   8
  Non-Standardized One Year Return........................................   8
  Non-Standardized Hypothetical Cumulative Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   9
  Individualized Computer Generated Illustrations.........................  14
PERFORMANCE COMPARISONS...................................................  14
SAFEKEEPING OF ACCOUNT ASSETS.............................................  16
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  16
AUSA LIFE.................................................................  16
TAXES.....................................................................  16
STATE REGULATION OF AUSA LIFE.............................................  16
RECORDS AND REPORTS.......................................................  17
DISTRIBUTION OF THE CONTRACTS.............................................  17
LEGAL PROCEEDINGS.........................................................  17
OTHER INFORMATION.........................................................  17
FINANCIAL STATEMENTS......................................................  17
  Audited Financial Statements............................................  17

                                 THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. AUSA Life may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

  (a)=the Annuity Unit Value for the immediately preceding Business Day;

  (b)=the Net Investment Factor for the day;

  (c)=the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a)=any increase or decrease in the value of the Subaccount due to investment results;

  (b)=a daily charge for the mortality and expense risks assumed by AUSA Life corresponding to an annual rate of 1.25%;

  (c)=a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

AUSA Life may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

AUSA Life may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, or $10,000, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made, over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, and is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Service, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless you instruct us to the contrary, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios. Unless instructed to the contrary by you, the loan amount will be withdrawn on a pro rata basis from the Portfolios to which Accumulated Value has been allocated. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan. However, the interest rate credited to the Collateral Fixed Account will never be less than the guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and in the same proportion as when the loan was initially made, unless you specify otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Fidelity Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.) Where applicable, the following subaccount inception dates are used in the calculation of performance figures: 5/1/97 for the Fidelity Money Market Portfolio; 5/1/97 for the Fidelity Equity-Income Portfolio; 5/1/97 for the Fidelity Growth Portfolio; 5/1/97 for the Fidelity Asset Manager Portfolio; 5/1/97 for the Dreyfus Growth and Income Portfolio; 5/1/97 for the Dreyfus Quality Bond Portfolio; 5/1/97 for the T. Rowe Price Equity Income Portfolio; 5/1/97 for the T. Rowe Price New America Growth Portfolio; 5/1/97 for the T. Rowe Price International Stock Portfolio; 5/1/97 for the OCC Accumulation Trust Managed Portfolio; 5/1/97 for the OCC Accumulation Trust Small Cap Portfolio; and 5/1/97 for the OCC Accumulation Trust Government Income Portfolio.

On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest for Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios, respectively. For the period prior to September 16, 1994, performance figures for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performances of the corresponding Portfolios of the Old Trust.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Fidelity Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)/6/-1]
                                     ---
                                     cd

Where:

  [a] equals the net investment income earned during the period by the
      Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)/n/=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1997

                                                                        SINCE
                                                                      SUBACCOUNT
SUBACCOUNT                                                     1 YEAR INCEPTION
----------                                                     ------ ----------
Fidelity Money Market Portfolio...............................  N/A     -4.74
Fidelity Equity-Income Portfolio..............................  N/A     12.03
Fidelity Growth Portfolio.....................................  N/A     10.63
Fidelity Asset Manager Portfolio..............................  N/A      7.59
Dreyfus Growth and Income Portfolio...........................  N/A      7.88
Dreyfus Quality Bond Portfolio................................  N/A     -0.14
T. Rowe Price Equity Income Portfolio.........................  N/A     12.75
T. Rowe Price New America Growth Portfolio....................  N/A     16.03
T. Rowe Price International Stock Portfolio...................  N/A     -5.03
OCC Accumulation Trust Managed Portfolio......................  N/A      6.93
OCC Accumulation Trust Small Cap Portfolio....................  N/A     13.50
OCC Accumulation Trust Government Income Portfolio............  N/A     -1.49

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1997

                                                                        SINCE
                                                                      ----------
                                                                      SUBACCOUNT
      SUBACCOUNT                                              1 YEAR* INCEPTION
      ----------                                              ------- ----------
Fidelity Money Market Portfolio..............................   N/A      2.72%
Fidelity Equity-Income Portfolio.............................   N/A     21.17%
Fidelity Growth Portfolio....................................   N/A     19.64%
Fidelity Asset Manager Portfolio.............................   N/A     15.63%
Dreyfus Growth and Income Portfolio..........................   N/A     15.46%
Dreyfus Quality Bond Portfolio...............................   N/A      7.07%
T. Rowe Price Equity Income Portfolio........................   N/A     20.84%
T. Rowe Price New America Growth Portfolio...................   N/A     24.35%
T. Rowe Price International Stock Portfolio..................   N/A      1.57%
OCC Accumulation Trust Managed Portfolio.....................   N/A     15.37%
OCC Accumulation Trust Small Cap Portfolio...................   N/A     22.24%
OCC Accumulation Trust Government Income Portfolio...........   N/A      5.33%

  *Returns shown are for the period from each Subaccount's inception date. As of 12/31/97, the Subaccounts had not been in operation for an entire year.

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1997

                                                                        SINCE
                                                                      ----------
                                                                      SUBACCOUNT
      SUBACCOUNT                                              1 YEAR* INCEPTION
      ----------                                              ------- ----------
Fidelity Money Market Portfolio..............................   N/A      2.72%
Fidelity Equity-Income Portfolio.............................   N/A     21.17%
Fidelity Growth Portfolio....................................   N/A     19.64%
Fidelity Asset Manager Portfolio.............................   N/A     15.63%
Dreyfus Growth and Income Portfolio..........................   N/A     15.46%
Dreyfus Quality Bond Portfolio...............................   N/A      7.07%
T. Rowe Price Equity Income Portfolio........................   N/A     20.84%
T. Rowe Price New America Growth Portfolio...................   N/A     24.35%
T. Rowe Price International Stock Portfolio..................   N/A      1.57%
OCC Accumulation Trust Managed Portfolio.....................   N/A     15.37%
OCC Accumulation Trust Small Cap Portfolio...................   N/A     22.24%
OCC Accumulation Trust Government Income Portfolio...........   N/A      5.33%

  *Returns shown are for the period from each Subaccount's inception date. As of 12/31/97, the Subaccounts had not been in operation for an entire year.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                                TOTAL RETURN YTD
      SUBACCOUNT                                                AS OF 12/31/97*
      ----------                                                ----------------
Fidelity Money Market Portfolio................................       2.72%
Fidelity Equity-Income Portfolio...............................      21.17%
Fidelity Growth Portfolio......................................      19.64%
Fidelity Asset Manager Portfolio...............................      15.63%
Dreyfus Growth and Income Portfolio............................      15.46%
Dreyfus Quality Bond Portfolio.................................       7.07%
T. Rowe Price Equity Income Portfolio..........................      20.84%
T. Rowe Price New America Growth Portfolio.....................      24.35%
T. Rowe Price International Stock Portfolio....................       1.57%
OCC Accumulation Trust Managed Portfolio.......................      15.37%
OCC Accumulation Trust Small Cap Portfolio.....................      22.24%
OCC Accumulation Trust Government Income Portfolio.............       5.33%

  *Returns shown are for the period from each Subaccount's inception date. As of 12/31/97, the Subaccounts had not been in operation for an entire year.

NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                       NON-STANDARDIZED ONE YEAR RETURN

                                1997   1996   1995   1994   1993   1992   1991
                                -----  -----  -----  -----  -----  -----  -----
Fidelity Money Market
 Portfolio....................   4.02%  3.94%  4.42%  2.79%  1.78%  2.45%  4.60%
Fidelity Equity-Income
 Portfolio....................  26.33% 12.68% 33.22%  5.57% 16.61% 15.25% 29.60%
Fidelity Growth Portfolio.....  21.76% 13.10% 33.49% -1.42% 17.70%  7.79% 43.47%
Fidelity Asset Manager
 Portfolio....................  18.97% 13.00% 15.33% -7.40% 19.53% 10.15% 20.84%
Dreyfus Growth and Income
 Portfolio....................  14.60% 19.06% 59.65%   N/A    N/A    N/A    N/A
Dreyfus Quality Bond
 Portfolio....................   7.27%  1.68% 18.75% -5.93% 13.72% 10.52% 12.52%
T. Rowe Price Equity Income
 Portfolio....................  27.06% 21.05% 32.89%   N/A    N/A    N/A    N/A
T. Rowe Price New America
 Growth Portfolio.............  19.43% 17.06% 48.99%   N/A    N/A    N/A    N/A
T. Rowe Price International
 Stock Portfolio..............   1.66% 13.09%  9.64%   N/A    N/A    N/A    N/A
OCC Accumulation Trust Managed
 Portfolio....................  20.59% 21.05% 43.53%   N/A    N/A    N/A    N/A
OCC Accumulation Trust Small
 Cap Portfolio................  20.54% 17.06% 13.63%   N/A    N/A    N/A    N/A
OCC Accumulation Trust U.S.
 Gov't Income Portfolio.......   5.59%  1.59% 10.07%   N/A    N/A    N/A    N/A

NON-STANDARDIZED HYPOTHETICAL CUMULATIVE RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Hypothetical Cumulative Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Hypothetical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

When applicable, the following Portfolios inception dates are used in the calculation of non-standardized hypothetical performance figures: April 1, 1982 for the Fidelity Money Market Portfolio; October 9, 1986 for the Fidelity Equity-Income Portfolio; October 9, 1986 for the Fidelity Growth Portfolio; September 6, 1989 for the Fidelity Asset Manager Portfolio; May 2, 1994 for the Dreyfus Growth and Income Portfolio; August 31, 1990 for the Dreyfus Quality Bond Portfolio; March 31, 1994 for the T. Rowe Price Income Portfolio; March 31, 1994 for the T. Rowe Price New America Growth Portfolio; March 31, 1994 for the
T. Rowe Price International Stock Portfolio; July 31, 1988 for the OCC Accumulation Trust Managed Portfolio; July 31, 1988 for the OCC Accumulation Trust Small Cap Portfolio; and November 18, 1994 for the OCC Accumulation Trust Government Income Portfolio.

          HYPOTHETICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/97
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                                        TOTAL
                                                                        SINCE
                                                                        FUND
                                                                      INCEPTION
                                              1 YEAR   3 YEAR  5 YEAR  YEAR-END
                                              ------   ------  ------  ---------
Fidelity Money Market Portfolio...............  4.02%  12.89%  18.14%  128.28%
Fidelity Equity-Income Portfolio.............. 26.33%  89.63% 133.76%  297.17%
Fidelity Growth Portfolio..................... 21.76%  83.83% 113.41%  338.02%
Fidelity Asset Manager Portfolio.............. 18.97%  55.05%  71.72%  135.20%
Dreyfus Growth and Income Portfolio........... 14.60% 117.82%    N/A   115.25%
Dreyfus Quality Bond Portfolio................  7.27%  29.52%  38.49%   75.38%
TRP Equity Income Portfolio................... 27.06%  99.06%    N/A   111.20%
TRP New America Growth Portfolio.............. 19.43%    N/A     N/A   110.75%
TRP International Stock Portfolio.............  1.66%  26.05%    N/A    27.02%
OCC Accumulation Trust Managed Portfolio...... 20.59% 109.34% 130.82%  409.79%
OCC Accumulation Trust Small Cap Portfolio.... 20.54%  60.33%  84.49%  243.80%
OCC Accumulation Trust Government Income
 Portfolio....................................  5.59%  15.08%    N/A    19.54%


     HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/97
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                                        SINCE
                                                                        FUND
                                                                      INCEPTION
                                                 1 YEAR 3 YEAR 5 YEAR  YEAR-END
                                                 ------ ------ ------ ---------
Fidelity Money Market Portfolio.................  4.02%  4.13%  3.39%   5.38%
Fidelity Equity-Income Portfolio................ 26.33% 23.78% 18.51%  13.07%
Fidelity Growth Portfolio....................... 21.76% 22.50% 16.37%  14.06%
Fidelity Asset Manager Portfolio................ 18.97% 15.74% 11.42%  10.84%
Dreyfus Growth and Income Portfolio............. 14.60% 29.63%    N/A  23.26%
Dreyfus Quality Bond Portfolio..................  7.27%  9.00%  6.73%   7.16%
TRP Equity Income Portfolio..................... 27.06% 25.79%    N/A  22.04%
TRP New America Growth Portfolio................ 19.43% 28.20%    N/A  21.47%
TRP International Stock Portfolio...............  1.66%  8.02%    N/A   6.58%
OCC Accumulation Trust Managed Portfolio........ 20.59% 27.96% 18.21%  18.88%
OCC Accumulation Trust Small Cap Portfolio...... 20.54% 17.04% 13.03%  14.01%
OCC Accumulation Trust Government Income
 Portfolio......................................  5.59%    N/A    N/A   5.89%


Note: On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest For Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Growth Portfolios, respectively. For the period prior to September 16, 1994, the performance figures above for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                          HYPOTHETICAL ILLUSTRATIONS

                                FIDELITY EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------
          $2,000 PURCHASE PAYMENT MADE DECEMBER
            31, 1986 AND YEARLY DECEMBER 31ST     $50,000 SINGLE PURCHASE PAYMENT MADE
                        THEREAFTER                         DECEMBER 31, 1986
          -------------------------------------- --------------------------------------
             VALUES PRIOR TO                        VALUES PRIOR TO
              CURRENT YEAR'S          NON-           CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED      PURCHASE PAYMENT     STANDARDIZED
          ---------------------- --------------- ---------------------- ---------------
                                   ONE   AVERAGE                          ONE   AVERAGE
                                  YEAR   ANNUAL                          YEAR   ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED  TOTAL   TOTAL  CUMULATIVE ACCUMULATED  TOTAL   TOTAL  FUND TOTAL
DATE       PAYMENT      VALUE    RETURN  RETURN   PAYMENT      VALUE    RETURN  RETURN    RETURN
--------  ---------- ----------- ------- ------- ---------- ----------- ------- ------- ----------
12/31/86   $ 2,000         N/A       N/A    N/A   $50,000         N/A       N/A    N/A      0.00
12/31/87   $ 4,000     $ 1,950    -2.51% -2.51%   $50,000    $ 48,743    -2.51% -2.51%     -2.51
12/31/88   $ 6,000     $ 4,779    20.99% 12.46%   $50,000    $ 58,975    20.99%  8.60%     17.95
12/31/89   $ 8,000     $ 7,843    15.70% 14.00%   $50,000    $ 68,233    15.70% 10.92%     36.47
12/31/90   $10,000     $ 8,221   -16.48%  1.09%   $50,000    $ 56,991   -16.48%  3.33%     13.98
12/31/91   $12,000     $13,247    29.60%  9.52%   $50,000    $ 73,860    29.60%  8.12%     47.72
12/31/92   $14,000     $17,572    15.25% 11.01%   $50,000    $ 85,126    15.25%  9.27%     70.25
12/31/93   $16,000     $22,828    16.63% 12.25%   $50,000    $ 99,286    16.63% 10.30%     98.57
12/31/94   $18,000     $26,211     5.57% 10.90%   $50,000    $104,817     5.57%  9.69%    109.63
12/31/95   $20,000     $37,583    33.22% 14.48%   $50,000    $139,637    33.22% 12.09%    179.27
12/31/96   $22,000     $44,602    12.68% 14.20%   $50,000    $157,345    12.68% 12.15%    214.69
12/31/97   $24,000     $58,872    26.33% 15.78%   $50,000    $198,769    26.33% 13.37%    297.54
                                    FIDELITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------
          $2,000 PURCHASE PAYMENT MADE DECEMBER
            31, 1986 AND YEARLY DECEMBER 31ST     $50,000 SINGLE PURCHASE PAYMENT MADE
                        THEREAFTER                         DECEMBER 31, 1986
          -------------------------------------- --------------------------------------
             VALUES PRIOR TO                        VALUES PRIOR TO
              CURRENT YEAR'S          NON-           CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED      PURCHASE PAYMENT     STANDARDIZED
          ---------------------- --------------- ---------------------- ---------------
                                   ONE   AVERAGE                          ONE   AVERAGE
                                  YEAR   ANNUAL                          YEAR   ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED  TOTAL   TOTAL  CUMULATIVE ACCUMULATED  TOTAL   TOTAL  FUND TOTAL
DATE       PAYMENT      VALUE    RETURN  RETURN   PAYMENT      VALUE    RETURN  RETURN    RETURN
--------  ---------- ----------- ------- ------- ---------- ----------- ------- ------- ----------
12/31/86   $ 2,000         N/A       N/A    N/A   $50,000         N/A       N/A    N/A      0.00
12/31/87   $ 4,000     $ 2,044     2.21%  2.21%   $50,000    $ 51,104     2.21%  2.21%      2.21
12/31/88   $ 6,000     $ 4,609    13.96%  9.83%   $50,000    $ 58,240    13.96%  7.93%     16.48
12/31/89   $ 8,000     $ 8,570    29.67% 18.92%   $50,000    $ 75,519    29.67% 14.73%     51.04
12/31/90   $10,000     $ 9,199   -12.97%  5.67%   $50,000    $ 65,727   -12.97%  7.08%     31.45
12/31/91   $12,000     $16,068    43.47% 16.25%   $50,000    $ 94,300    43.47% 13.53%     88.60
12/31/92   $14,000     $19,475     7.79% 14.02%   $50,000    $101,646     7.79% 12.55%    103.29
12/31/93   $16,000     $25,276    17.70% 14.82%   $50,000    $119,636    17.70% 13.27%    139.27
12/31/94   $18,000     $26,889    -1.42% 11.46%   $50,000    $117,937    -1.42% 11.32%    135.87
12/31/95   $20,000     $38,563    33.49% 14.98%   $50,000    $157,433    33.49% 13.59%    214.87
12/31/96   $22,000     $45,876    13.10% 14.69%   $50,000    $178,051    13.10% 13.54%    256.10
12/31/97   $24,000     $58,295    21.76% 15.63%   $50,000    $216,803    21.76% 14.27%    333.61

                               FIDELITY ASSET MANAGER PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1989 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                DECEMBER 31ST THEREAFTER               MADE DECEMBER 31, 1989
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
  ----    ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/89   $ 2,000         N/A      N/A    N/A   $50,000         N/A      N/A    N/A       N/A
12/31/90   $ 4,000     $ 2,105    5.23%  5.23%   $50,000    $ 52,613    5.23%  5.23%     5.23%
12/31/91   $ 6,000     $ 4,960   20.84% 15.23%   $50,000    $ 63,580   20.84% 12.76%    27.16%
12/31/92   $ 8,000     $ 7,666   10.15% 12.76%   $50,000    $ 70,031   10.15% 11.89%    40.06%
12/31/93   $10,000     $11,554   19.53% 15.26%   $50,000    $ 83,709   19.53% 13.75%    67.42%
12/31/94   $12,000     $12,551   -7.40%  7.67%   $50,000    $ 77,511   -7.40%  9.16%    55.02%
12/31/95   $14,000     $16,782   15.33%  9.67%   $50,000    $ 89,396   15.33% 10.17%    78.79%
12/31/96   $16,000     $21,223   13.00% 10.42%   $50,000    $101,016   13.00% 10.57%   102.03%
12/31/97   $18,000     $27,629   18.97% 12.06%   $50,000    $120,182   18.97% 11.59%   140.36%
                                FIDELITY MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1983 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                DECEMBER 31ST THEREAFTER               MADE DECEMBER 31, 1983
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
  ----    ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/83   $ 2,000         N/A      N/A    N/A   $50,000         N/A      N/A    N/A       N/A
12/31/84   $ 4,000     $ 2,178    8.88%  8.88%   $50,000    $ 54,442    8.88%  8.88%     8.88%
12/31/85   $ 6,000     $ 4,453    6.60%  7.37%   $50,000    $ 58,033    6.60%  7.73%    16.07%
12/31/86   $ 8,000     $ 6,789    5.21%  6.31%   $50,000    $ 61,055    5.21%  6.88%    22.11%
12/31/87   $10,000     $ 9,224    4.95%  5.78%   $50,000    $ 64,077    4.95%  6.40%    28.15%
12/31/88   $12,000     $11,885    5.89%  5.81%   $50,000    $ 67,849    5.89%  6.30%    35.70%
12/31/89   $14,000     $14,939    7.59%  6.29%   $50,000    $ 73,000    7.59%  6.51%    46.00%
12/31/90   $16,000     $18,045    6.53%  6.35%   $50,000    $ 77,765    6.53%  6.51%    55.53%
12/31/91   $18,000     $20,968    4.60%  5.98%   $50,000    $ 81,346    4.60%  6.27%    62.69%
12/31/92   $20,000     $23,530    2.45%  5.32%   $50,000    $ 83,335    2.45%  5.84%    66.67%
12/31/93   $22,000     $25,985    1.79%  4.71%   $50,000    $ 84,822    1.78%  5.43%    69.64%
12/31/94   $24,000     $28,766    2.79%  4.41%   $50,000    $ 87,189    2.79%  5.19%    74.38%
12/31/95   $26,000     $32,125    4.42%  4.41%   $50,000    $ 91,039    4.42%  5.12%    82.08%
12/31/96   $28,000     $35,469    3.94%  4.35%   $50,000    $ 94,625    3.94%  5.03%    89.25%
12/31/97   $30,000     $38,000    4.02%  4.31%   $50,000    $ 98,432    4.02%  4.96%    96.86%

                                DREYFUS QUALITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1989 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                DECEMBER 31ST THEREAFTER               MADE DECEMBER 31, 1989
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
  ----    ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/89   $ 2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/90   $ 4,000     $ 2,019    0.97%  0.97%   $50,000    $ 50,483    0.97%  0.97%     0.97%
12/31/91   $ 6,000     $ 4,523   12.52%  8.47%   $50,000    $ 56,805   12.52%  6.59%    13.61%
12/31/92   $ 8,000     $ 7,209   10.52%  9.46%   $50,000    $ 62,781   10.52%  7.88%    25.56%
12/31/93   $10,000     $10,472   13.72% 11.07%   $50,000    $ 71,392   13.72%  9.31%    42.78%
12/31/94   $12,000     $11,733   -5.93%  5.38%   $50,000    $ 67,161   -5.93%  6.08%    34.32%
12/31/95   $14,000     $16,308   18.75%  8.83%   $50,000    $ 79,755   18.75%  8.09%    59.51%
12/31/96   $16,000     $18,615    1.68%  7.13%   $50,000    $ 81,000    1.68%  7.15%    62.18%
12/31/97   $18,000     $22,113    7.27%  7.16%   $50,000    $ 86,987    7.27%  7.17%    73.97%
                              DREYFUS GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1994 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                DECEMBER 31ST THEREAFTER               MADE DECEMBER 31, 1994
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
  ----    ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/94   $ 2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/95   $ 4,000     $ 3,193   59.65% 59.65%   $50,000    $ 79,825   59.65% 59.65%    59.65%
12/31/96   $ 6,000     $ 6,183   19.06% 32.80%   $50,000    $ 95,039   19.06% 37.87%    90.08%
12/31/97   $ 8,000     $ 9,377   14.60% 24.05%   $50,000    $108,910   14.60% 29.63%   117.82%
                             T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------

              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1994 AND YEARLY             $50,000 SINGLE PURCHASE
                DECEMBER 31ST THEREAFTER           PAYMENT MADE DECEMBER 31, 1994
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
DATE       PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
----      ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/94   $ 2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/95   $ 4,000     $ 2,658   32.89% 32.89%   $50,000    $ 66,446   32.89% 32.89%    32.89%
12/31/96   $ 6,000     $ 5,491   17.88% 23.07%   $50,000    $ 78,330   17.88% 25.16%    56.66%
12/31/97   $ 8,000     $ 9,518   27.06% 24.92%   $50,000    $ 99,529   27.06% 25.79%    99.06%
                             T. ROWE PRICE INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------

              $2,000 PURCHASE PAYMENT MADE
              DECEMBER  31, 1994 AND YEARLY            $50,000 SINGLE PURCHASE
                DECEMBER 31ST THEREAFTER           PAYMENT MADE DECEMBER 31, 1994
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
DATE       PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
----      ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/94   $ 2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/95   $ 4,000     $ 2,193    9.64%  9.64%   $50,000    $ 54,818    9.64%  9.64%     9.64%
12/31/96   $ 6,000     $ 4,742   13.09% 11.89%   $50,000    $ 61,995   13.09% 11.35%    23.99%
12/31/97   $ 8,000     $ 6,853    1.66%  6.80%   $50,000    $ 63,023    1.66%  8.02%    26.05%

                       T. ROWE PRICE NEW AMERICAN GROWTH FUND PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
          DECEMBER 31, 1994 AND YEARLY DECEMBER $50,000 SINGLE PURCHASE PAYMENT MADE
                     31ST THEREAFTER                      DECEMBER 31, 1994
          ------------------------------------- ------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
--------  ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/94    $2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/95    $4,000     $2,980    48.99% 48.99%   $50,000    $ 74,495   48.99% 48.99%    48.99%
12/31/96    $6,000     $5,954    19.13% 29.63%   $50,000    $ 89,227   19.13% 33.62%    76.42%
12/31/97    $8,000     $9,431    19.43% 24.39%   $50,000    $105,351   19.43% 28.20%   110.70%

                            OCC ACCUMULATION TRUST MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------
               $2,000 PURCHASE PAYMENT MADE
          DECEMBER 31, 1988 AND YEARLY DECEMBER   $50,000 SINGLE PURCHASE PAYMENT MADE
                     31ST THEREAFTER                       DECEMBER 31, 1988
          -------------------------------------   ------------------------------------
             VALUES PRIOR TO                        VALUES PRIOR TO
              CURRENT YEAR'S          NON-           CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED      PURCHASE PAYMENT     STANDARDIZED
          ---------------------- --------------- ---------------------- ---------------
                                   ONE   AVERAGE                          ONE   AVERAGE
                                  YEAR   ANNUAL                          YEAR   ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED  TOTAL   TOTAL  CUMULATIVE ACCUMULATED  TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN  RETURN   PAYMENT      VALUE    RETURN  RETURN    RETURN
--------  ---------- ----------- ------  ------- ---------- ----------- ------  ------- ----------
12/31/88   $ 2,000       N/A       N/A     N/A    $50,000       N/A       N/A     N/A       0.00
12/31/89   $ 4,000     $ 2,504    25.19%  25.19%  $50,000     $62,595    25.19% 25.19%     25.19
12/31/90   $ 6,000     $ 3,229   -28.32% -13.46%  $50,000     $44,868   -28.32% -5.27%    -10.26
12/31/91   $ 8,000     $ 7,809    49.36%  13.77%  $50,000     $67,015    49.36% 10.26%     34.03
12/31/92   $10,000     $ 7,861   -19.86%  -0.70%  $50,000     $53,706   -19.86%  1.80%      7.41
12/31/93   $12,000     $ 9,046    -8.26%  -3.32%  $50,000     $49,270    -8.26% -0.29%     -1.46
12/31/94   $14,000     $10,124    -8.35%  -4.84%  $50,000     $45,156    -8.35% -1.68%     -9.69
12/31/95   $16,000     $17,402    43.53%  -0.25%  $50,000     $64,814    43.53%  3.78%     29.63
12/31/96   $18,000     $23,487    21.05%   8.49%  $50,000     $78,459    21.05%  5.79%     56.92
12/31/97   $20,000     $30,736    20.59%  10.56%  $50,000     $94,618    20.59%  7.34%     89.24

                                    OCC ACCUMULATION TRUST
                                US GOVERNMENT INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
              $2,000 PURCHASE PAYMENT MADE
              DECEMBER 31, 1994 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                DECEMBER 31ST THEREAFTER               MADE DECEMBER 31, 1994
          ------------------------------------- -------------------------------------
             VALUES PRIOR TO                       VALUES PRIOR TO
              CURRENT YEAR'S          NON-          CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED     PURCHASE PAYMENT     STANDARDIZED
          ---------------------- -------------- ---------------------- --------------
                                  ONE   AVERAGE                         ONE   AVERAGE
                                  YEAR  ANNUAL                          YEAR  ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED TOTAL   TOTAL  CUMULATIVE ACCUMULATED TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN RETURN   PAYMENT      VALUE    RETURN RETURN    RETURN
--------  ---------- ----------- ------ ------- ---------- ----------- ------ ------- ----------
12/31/94    $2,000       N/A      N/A     N/A    $50,000       N/A      N/A     N/A      N/A
12/31/95    $4,000     $2,201    10.07% 10.07%   $50,000     $55,035   10.07% 10.07%    10.07
12/31/96    $6,000     $4,294     2.21%  4.83%   $50,000     $56,250    2.21%  6.07%    11.82
12/31/97    $8,000     $6,619     5.59%  4.99%   $50,000     $59,036    5.59%  5.69%    18.07

                           OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------------------------
               $2,000 PURCHASE PAYMENT MADE
               DECEMBER 31, 1988 AND YEARLY         $50,000 SINGLE PURCHASE PAYMENT
                 DECEMBER 31ST THEREAFTER                MADE DECEMBER 31, 1988
          -------------------------------------- --------------------------------------
             VALUES PRIOR TO                        VALUES PRIOR TO
              CURRENT YEAR'S          NON-           CURRENT YEAR'S          NON-
             PURCHASE PAYMENT     STANDARDIZED      PURCHASE PAYMENT     STANDARDIZED
          ---------------------- --------------- ---------------------- ---------------
                                   ONE   AVERAGE                          ONE   AVERAGE
                                  YEAR   ANNUAL                          YEAR   ANNUAL  CUMULATIVE
          CUMULATIVE ACCUMULATED  TOTAL   TOTAL  CUMULATIVE ACCUMULATED  TOTAL   TOTAL  FUND TOTAL
  DATE     PAYMENT      VALUE    RETURN  RETURN   PAYMENT      VALUE    RETURN  RETURN    RETURN
--------  ---------- ----------- ------  ------- ---------- ----------- ------  ------- ----------
12/31/88   $ 2,000       N/A       N/A     N/A    $50,000       N/A       N/A     N/A      0.00
12/31/89   $ 4,000     $ 2,290    14.52%  14.52%  $50,000     $57,259    14.52% 14.52%     14.52
12/31/90   $ 6,000     $ 3,225   -24.82% -13.52%  $50,000     $43,047   -24.82% -7.21%    -13.90
12/31/91   $ 8,000     $ 8,457    61.85%  18.17%  $50,000     $69,670    61.85% 11.69%     39.35
12/31/92   $10,000     $ 8,457   -19.13%   2.24%  $50,000     $56,345   -19.13%  3.03%     12.69
12/31/93   $12,000     $10,143    -3.01%   0.47%  $50,000     $54,650    -3.01%  1.79%      9.30
12/31/94   $14,000     $ 9,917   -18.33%  -5.42%  $50,000     $44,634   -18.33% -1.87%    -10.74
12/31/95   $16,000     $13,541    13.63%  -0.42%  $50,000     $50,715    13.63%  0.20%      1.43
12/31/96   $18,000     $18,192    17.06%   2.85%  $50,000     $59,365    17.06%  2.17%     18.73
12/31/97   $20,000     $24,339    20.54%   5.98%  $50,000     $71,560    20.54%  4.06%     43.12

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

  . quality of underlying investments;

  . average maturity of underlying investments;

  . type of instruments in which the Portfolio is invested;

  . changes in interest rates and market value of underlying investments;

  . changes in Portfolio expenses; and

  . the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

  . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

  . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

  . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

  . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

  . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

  . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

  . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

  . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

  . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

  . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

  . The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.


                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.


              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.


                                   AUSA LIFE

On October 1, 1998, First Providian Life and Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life is a member of the Insurance Marketplace Standards Association ("IMSA") and, as such, may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually-sold life insurance and annuity products.

AUSA Life is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.


                                     TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will not incur New York state or local taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine if the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON n.v. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. AUSA Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the year ended December 31, 1997, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information. The Subaccounts described in the Contract Prospectus had not commenced operations as of the year ended December 31, 1996, and consequently had no assets or liabilities. Accordingly, no financial statements are included for the Separate Account for the year ended December 31, 1996.

The audited supplemental statutory-basis financial statements of AUSA Life for the years ended December 31, 1997, 1996, and 1995, including the Reports of Independent Auditors' thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

               SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                       AUSA LIFE INSURANCE COMPANY, INC.

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                       AUSA LIFE INSURANCE COMPANY, INC.

               SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                    CONTENTS

                                                                            PAGE
                                                                            ----
Report of Independent Auditors.............................................   1
Audited Supplemental Financial Statements
  Supplemental Balance Sheets--Statutory Basis.............................   2
  Supplemental Statements of Operations--Statutory Basis...................   3
  Supplemental Statements of Changes in Capital and Surplus--Statutory
   Basis...................................................................   4
  Supplemental Statements of Cash Flows--Statutory Basis...................   5
  Notes to Supplemental Financial Statements--Statutory Basis..............   6

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying supplemental statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (reflecting the consolidation of AUSA Life Insurance Company, Inc. and First Providian Life and Health Insurance Company as described in Note 1) as of December 31, 1997 and 1996 and the related supplemental statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. The supplemental financial statements give retroactive effect to the merger of AUSA Life Insurance Company, Inc. and First Providian Life and Health Insurance Company on October 1, 1998, which has been accounted for using the pooling of interests method as described in the notes to the supplemental financial statements. These supplemental financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these supplemental financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the supplemental financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the supplemental financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the supplemental financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

Also, in our opinion, the supplemental financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, after giving retroactive effect to the merger of First Providian Life and Health Insurance Company, as described in the notes to the supplemental financial statements, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                           Ernst & Young LLP

Des Moines, Iowa
October 1, 1998

                       AUSA LIFE INSURANCE COMPANY, INC.

                  SUPPLEMENTAL BALANCE SHEETS--STATUTORY BASIS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                            DECEMBER 31,
                                                       -----------------------
                                                          1997         1996
                                                       -----------  ----------
ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments..................... $    68,131  $   28,114
  Bonds...............................................   3,988,635   3,698,483
  Stocks:
    Preferred.........................................       1,792       1,945
    Common, at market (cost: $118 in 1997 and $13 in
     1996)............................................         144          18
  Mortgage loans on real estate.......................     495,009     618,633
  Real estate acquired in satisfaction of debt, at
   cost less accumulated depreciation ($1,816 in 1997
   and $1,087 in 1996)................................      45,695      58,100
  Policy loans........................................       3,046       2,916
  Other invested assets...............................      22,414       3,454
                                                       -----------  ----------
      Total cash and invested assets..................   4,624,866   4,411,663
Short-term note receivable from affiliate.............       9,594         361
Premiums deferred and uncollected.....................       6,316       6,450
Accrued investment income.............................      69,989      65,806
Federal income taxes recoverable......................         --          221
Other assets..........................................       7,609       5,231
Separate account assets...............................   5,630,093   4,862,449
                                                       -----------  ----------
      Total admitted assets........................... $10,348,467  $9,352,181
                                                       ===========  ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
    Life.............................................. $   103,370  $   50,870
    Annuity...........................................     911,075     845,093
    Accident and health...............................      16,547      17,904
  Policy and contract claim reserves:
    Life..............................................       5,456       4,835
    Accident and health...............................      11,125      12,818
  Other policyholders' funds..........................   3,181,719   3,088,311
  Remittances and items not allocated.................      35,267      16,289
  Asset valuation reserve.............................      67,324      46,878
  Interest maintenance reserve........................      25,882      14,316
  Payable to affiliates...............................       2,247       8,109
  Short-term note payable to affiliate................         --          600
  Deferred income.....................................      13,421      18,023
  Payable under assumption reinsurance agreement......      56,952      67,217
  Other liabilities...................................       8,400      12,719
  Federal income taxes due or accrued.................       1,010         --
  Separate account liabilities........................   5,608,364   4,829,292
                                                       -----------  ----------
      Total liabilities...............................  10,048,159   9,033,274
Commitments and contingencies
Capital and surplus:
  Common stock, $125 par value, 20 shares authorized,
   issued and outstanding.............................       2,500       2,500
  Paid-in surplus.....................................     319,180     319,180
  Special surplus fund................................       1,607       1,473
  Unassigned surplus (deficit)........................     (22,979)     (4,246)
                                                       -----------  ----------
      Total capital and surplus.......................     300,308     318,907
                                                       -----------  ----------
      Total liabilities and capital and surplus....... $10,348,467  $9,352,181
                                                       ===========  ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

             SUPPLEMENTAL STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                YEAR ENDED DECEMBER 31,
                                            ----------------------------------
                                               1997        1996        1995
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $   71,899  $   21,120  $   21,273
    Annuity...............................   1,199,470   1,092,033   1,161,710
    Accident and health...................      39,999      52,831      59,270
  Net investment income...................     341,540     339,460     333,722
  Amortization of interest maintenance
   reserve................................       3,392       2,326       2,348
  Commissions and expense allowances on
   reinsurance ceded......................         374         438         418
  Other income............................      17,240      10,739       8,786
                                            ----------  ----------  ----------
                                             1,673,914   1,518,947   1,587,527
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health
     benefits.............................      39,045      50,647      51,972
    Surrender benefits....................   1,175,051     864,643     835,335
    Other benefits........................      14,316      11,699       9,402
    Increase (decrease) in aggregate
     reserves for policies and contracts:
      Life................................      52,500       2,492       2,902
      Annuity.............................      65,982      53,136     114,330
      Accident and health.................      (1,357)     (1,063)        702
      Other...............................         580         609         609
    Increase in liability for premium and
     other deposit type funds.............      92,280      93,893     229,485
                                            ----------  ----------  ----------
                                             1,438,397   1,076,056   1,244,737
  Insurance expenses:
    Commissions...........................      79,099      87,938      95,944
    General insurance expenses............      92,613      83,885      73,727
    Taxes, licenses and fees..............       3,717       3,335       2,527
    Net transfers to separate accounts....      42,490     255,672     154,080
    Other expenses........................         181         145          58
                                            ----------  ----------  ----------
                                               218,100     430,975     326,336
                                            ----------  ----------  ----------
                                             1,656,497   1,507,031   1,571,073
                                            ----------  ----------  ----------
Gain from operations before federal income
 taxes and net realized capital gains
 (losses) on investments..................      17,417      11,916      16,454
Federal income tax expense................       5,247       5,719      10,147
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      12,170       6,197       6,307
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............         831     (12,107)     (3,377)
                                            ----------  ----------  ----------
Net income (loss).........................  $   13,001  $   (5,910) $    2,930
                                            ==========  ==========  ==========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

   SUPPLEMENTAL STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                 SPECIAL UNASSIGNED    TOTAL
                                 COMMON PAID-IN  SURPLUS  SURPLUS   CAPITAL AND
                                 STOCK  SURPLUS   FUND   (DEFICIT)    SURPLUS
                                 ------ -------- ------- ---------- -----------
Balance at January 1, 1995...... $2,500 $278,180 $1,285   $ 12,195   $294,160
  Capital contribution..........    --    41,000    --         --      41,000
  Net income for 1995...........    --       --     --       2,930      2,930
  Net unrealized capital
   losses.......................    --       --     --        (447)      (447)
  Change in non-admitted
   assets.......................    --       --      72       (985)      (913)
  Change in reserves due to
   change in valuation basis....    --       --     --         132        132
  Surplus effect of
   reinsurance..................    --       --     --         (70)       (70)
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --         (51)       (51)
  Change in asset valuation
   reserve......................    --       --     --     (10,608)   (10,608)
  Seed money contributed to
   separate account, net of
   redemptions..................    --       --     --      (1,000)    (1,000)
  Change in surplus in separate
   account......................                             3,121      3,121
                                 ------ -------- ------   --------   --------
Balance at December 31, 1995....  2,500  319,180  1,357      5,217    328,254
  Net loss for 1996.............    --       --     --      (5,910)    (5,910)
  Net unrealized capital
   losses.......................    --       --     --        (460)      (460)
  Change in non-admitted
   assets.......................    --       --     116        437        553
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --         (42)       (42)
  Change in asset valuation
   reserve......................    --       --     --      (6,217)    (6,217)
  Seed money contributed to
   separate account, net of
   redemptions..................    --       --     --     (12,500)   (12,500)
  Change in surplus in separate
   account......................    --       --     --      14,783     14,783
  Prior year federal income tax
   adjustment...................    --       --     --         446        446
                                 ------ -------- ------   --------   --------
Balance at December 31, 1996....  2,500  319,180  1,473     (4,246)   318,907
  Net income for 1997...........    --       --     --      13,001     13,001
  Net unrealized capital
   losses.......................    --       --     --      (2,710)    (2,710)
  Change in non-admitted
   assets.......................    --       --     134     (8,617)    (8,483)
  Change in liability for
   reinsurance in unauthorized
   companies....................    --       --     --          29         29
  Change in asset valuation
   reserve......................    --       --     --     (20,446)   (20,446)
  Seed money withdrawn from
   separate account, net of
   redemptions..................    --       --     --      11,700     11,700
  Change in surplus in separate
   account......................    --       --     --     (11,749)   (11,749)
  Prior year federal income tax
   adjustment...................    --       --     --          59         59
                                 ------ -------- ------   --------   --------
Balance at December 31, 1997.... $2,500 $319,180 $1,607   $(22,979)  $300,308
                                 ====== ======== ======   ========   ========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

             SUPPLEMENTAL STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                               YEAR ENDED DECEMBER 31,
                                         -------------------------------------
                                            1997         1996         1995
                                         -----------  -----------  -----------
OPERATING ACTIVITIES
  Premiums and other considerations, net
   of reinsurance....................... $ 1,340,757  $ 1,177,613  $ 1,251,733
  Net investment income.................     340,150      345,153      332,660
  Life and accident and health claims...     (40,151)     (52,590)     (50,718)
  Surrender benefits and other fund
   withdrawals..........................  (1,175,051)    (864,643)    (835,335)
  Other benefits to policyholders.......     (14,290)     (11,697)      (9,387)
  Commissions, other expenses and other
   taxes................................    (184,457)    (193,405)    (188,487)
  Net transfer to separate account......     (43,309)    (257,467)    (154,087)
  Federal income taxes paid.............      (4,704)      (4,490)     (10,583)
  Other, net............................      (3,744)     (14,431)       7,360
                                         -----------  -----------  -----------
      Net cash provided by operating
       activities.......................     215,201      124,043      343,156
INVESTING ACTIVITIES
  Proceeds from investments sold,
   matured or repaid:
    Bonds and preferred stocks..........     968,184      777,107      645,889
    Common stocks.......................         --         5,288        2,957
    Mortgage loans on real estate.......     179,810      165,460      138,243
    Real estate.........................      25,104          --         4,953
    Policy loans........................          16            4          --
                                         -----------  -----------  -----------
                                           1,173,114      947,859      792,042
  Cost of investments acquired:
    Bonds and preferred stocks..........  (1,260,122)  (1,101,918)  (1,127,375)
    Common stocks.......................        (103)        (589)      (5,174)
    Mortgage loans on real estate.......     (60,722)     (42,118)     (54,140)
    Real estate.........................         --          (521)         --
    Policy loans........................        (146)        (153)        (150)
    Other...............................     (17,805)      (2,695)        (995)
                                         -----------  -----------  -----------
                                          (1,338,898)  (1,147,994)  (1,187,834)
                                         -----------  -----------  -----------
      Net cash used in investing
       activities.......................    (165,784)    (200,135)    (395,792)
FINANCING ACTIVITIES
  Issuance (payment) of intercompany
   notes, net...........................      (9,400)     (19,200)      14,600
  Capital contribution..................         --           --        41,000
                                         -----------  -----------  -----------
  Net cash provided by (used in)
   financing activities.................      (9,400)     (19,200)      55,600
                                         -----------  -----------  -----------
  Increase (decrease) in cash and short-
   term investments.....................      40,017      (95,292)       2,964
Cash and short-term investments at
 beginning of year......................      28,114      123,406      120,442
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    68,131  $    28,114  $   123,406
                                         ===========  ===========  ===========

                            See accompanying notes.

                       AUSA LIFE INSURANCE COMPANY, INC.

          NOTES TO SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS

                               DECEMBER 31, 1997
                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA") which, in turn, is a wholly-owned subsidiary of AEGON USA ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

In July 1996, the Company completed a merger with International Life Investors Insurance Company ("ILI"), a wholly-owned subsidiary of Life Investors Insurance Company of America, another wholly-owned subsidiary of First AUSA, whereby ILI was merged directly into the Company. The Company received assets of $688,233 and liabilities of $635,189. The difference between assets and liabilities was transferred directly to capital and surplus. In accordance with National Association of Insurance Commissioners ("NAIC") statutory accounting principles, all prior period financial statements presented have been restated as if the merger took place at the beginning of such periods. Historical book values carried over from the separate companies to the combined entity.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. For the purposes of this presentation, these supplemental financial statements give retroactive effect as if the merger had occurred on January 1, 1995 in conformity with the practices of the NAIC and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for under the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the combined entity. The financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 1995, nor is it indicative of future results. These financial statements do not extend through to the date of the merger; however, they will become the historical financial statements of the Company after financial statements covering the date of the merger have been issued.

Summarized financial information for the Company and FPLH prior to the merger are as follows:

                                                  YEAR ENDED DECEMBER 31,
                                              ---------------------------------
                                                 1997       1996        1995
                                              ---------- ----------  ----------
      Revenues:
        The Company.......................... $1,585,260 $1,454,207  $1,535,596
        FPLH.................................     88,654     64,740      51,931
                                              ---------- ----------  ----------
      Combined............................... $1,673,914 $1,518,947  $1,587,527
                                              ========== ==========  ==========
      Net income (loss):
        The Company.......................... $    3,503 $  (13,714) $   (5,049)
        FPLH.................................      9,498      7,804       7,979
                                              ---------- ----------  ----------
      Combined............................... $   13,001 $   (5,910) $    2,930
                                              ========== ==========  ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


                                                               DECEMBER 31,
                                                          ----------------------
                                                             1997        1996
                                                          ----------- ----------
      Assets:
        The Company...................................... $ 9,951,625 $9,028,321
        FPLH.............................................     396,842    323,860
                                                          ----------- ----------
      Combined........................................... $10,348,467 $9,352,181
                                                          =========== ==========
      Liabilities:
        The Company...................................... $ 9,745,504 $8,794,341
        FPLH.............................................     302,655    238,933
                                                          ----------- ----------
      Combined........................................... $10,048,159 $9,033,274
                                                          =========== ==========
      Capital and surplus:
        The Company...................................... $   206,121 $  233,980
        FPLH.............................................      94,187     84,927
                                                          ----------- ----------
      Combined........................................... $   300,308 $  318,907
                                                          =========== ==========

 Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

 Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is not expected to be completed before 1999, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

 Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

 Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement, described earlier, were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks, which may include shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $473, $469 and $216, respectively, with respect to such practices.

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into an interest rate swap contract to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note
4) are returned to MONY at the time of realization pursuant to the agreement.

 Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

 Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

 Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying value.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate swap: Estimated fair value of the interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                   DECEMBER 31,
                                   --------------------------------------------
                                           1997                   1996
                                   --------------------- ----------------------
                                    CARRYING              CARRYING
                                     VALUE    FAIR VALUE   VALUE    FAIR VALUE
                                   ---------- ---------- ---------- -----------
      ADMITTED ASSETS
        Bonds....................  $3,988,635 $4,083,280 $3,698,483 $ 3,736,999
        Preferred stocks.........       1,792      1,892      1,945       1,940
        Common stock.............         144        144         18          18
        Mortgage loans on real
         estate..................     495,009    504,947    618,633     619,479
        Interest rate swap.......         --         391        --          --
        Policy loans.............       3,046      3,046      2,916       2,916
        Cash and short-term
         investments.............      68,131     68,131     28,114      28,114
        Separate account assets..   5,630,093  5,640,386  4,862,449   4,862,099
      LIABILITIES
        Investment contract
         liabilities.............   4,091,938  4,011,465  3,932,668   3,804,240
        Separate account
         annuities...............   5,594,880  5,577,854  4,814,853   4,784,574

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


3. INVESTMENTS

The carrying value and estimated market value of investments in debt securities were as follows:

                                                 GROSS      GROSS    ESTIMATED
                                     CARRYING  UNREALIZED UNREALIZED    FAIR
                                      VALUE      GAINS      LOSSES     VALUE
                                    ---------- ---------- ---------- ----------
      DECEMBER 31, 1997
        Bonds:
          United States Government
           and agencies...........  $  102,628  $    943   $   255   $  103,316
          State, municipal and
           other government.......      60,427     1,413     1,761       60,079
          Public utilities........     251,071     4,943       892      255,122
          Industrial and
           miscellaneous..........   2,301,979    66,409     5,867    2,362,521
          Foreign corporate*......      22,363       474       557       22,280
          Mortgage-backed
           securities and asset-
           backed.................   1,250,167    32,779     2,984    1,279,962
                                    ----------  --------   -------   ----------
                                     3,988,635   106,961    12,316    4,083,280
        Preferred stocks..........       1,792       100       --         1,892
                                    ----------  --------   -------   ----------
                                    $3,990,427  $107,061   $12,316   $4,085,172
                                    ==========  ========   =======   ==========

                                                 GROSS      GROSS    ESTIMATED
                                     CARRYING  UNREALIZED UNREALIZED    FAIR
                                      VALUE      GAINS      LOSSES     VALUE
                                    ---------- ---------- ---------- ----------
      DECEMBER 31, 1996
        Bonds:
          United States Government
           and agencies...........  $  152,410  $ 1,236    $ 1,112   $  152,534
          State, municipal and
           other government.......      30,121      925         36       31,010
          Public utilities........     229,732    2,086      2,977      228,841
          Industrial and
           miscellaneous..........   2,156,463   38,067     15,854    2,178,676
          Foreign corporate*......       5,556      --         --         5,556
          Mortgage-backed
           securities and asset-
           backed.................   1,124,201   22,579      6,398    1,140,382
                                    ----------  -------    -------   ----------
                                     3,698,483   64,893     26,377    3,736,999
        Preferred stocks..........       1,945        5         10        1,940
                                    ----------  -------    -------   ----------
                                    $3,700,428  $64,898    $26,387   $3,738,939
                                    ==========  =======    =======   ==========

-------
*Substantially all are U. S. dollar denominated.

The carrying value and estimated market value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     ESTIMATED
                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
      Due in one year or less............................ $  138,325 $  138,396
      Due after one year through five years..............  1,388,726  1,415,687
      Due after five years through ten years.............    964,444    988,714
      Due after ten years................................    246,973    260,521
                                                          ---------- ----------
                                                           2,738,468  2,803,318
      Mortgage-backed and asset-backed securities........  1,250,167  1,279,962
                                                          ---------- ----------
                                                          $3,988,635 $4,083,280
                                                          ========== ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


A detail of net investment income is presented below:

                                                     YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                      1997     1996      1995
                                                    -------- --------  --------
      Interest on bonds and notes.................. $285,730 $267,510  $246,462
      Mortgage loans...............................   57,659   83,511    98,653
      Real estate..................................   13,976    7,225     2,400
      Dividends on equity investments..............      223      220       269
      Interest on policy loans.....................      168      154       152
      Derivative instruments.......................      100      --        --
      Other investment gain (loss).................    1,543   (5,482)   (3,765)
                                                    -------- --------  --------
      Gross investment income......................  359,399  353,138   344,171
      Investment expenses..........................   17,859   13,678    10,449
                                                    -------- --------  --------
      Net investment income........................ $341,540 $339,460  $333,722
                                                    ======== ========  ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Proceeds................................... $968,184  $777,107  $645,889
                                                  ========  ========  ========
      Gross realized gains....................... $ 19,165  $  9,697  $  9,668
      Gross realized losses......................  (11,997)  (12,291)  (16,405)
                                                  --------  --------  --------
      Net realized gains (losses)................ $  7,168  $ (2,594) $ (6,737)
                                                  ========  ========  ========

At December 31, 1997, investments with an aggregate carrying value of $3,970 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           REALIZED
                                                  ----------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Debt securities............................ $  7,168  $ (2,594) $ (6,737)
      Common stock...............................      --        244       --
      Preferred stock............................       (7)      (44)      --
      Short-term investments.....................       (6)     (115)      (26)
      Mortgage loans on real estate..............      287   (12,415)   (3,650)
      Real estate................................    4,059       --       (628)
      Other invested assets......................    5,035     6,872    11,109
                                                  --------  --------  --------
                                                    16,536    (8,052)       68
      Tax effect.................................     (747)       87       343
      Transfer to interest maintenance reserve...  (14,958)   (4,142)   (3,788)
                                                  --------  --------  --------
      Total realized gains (losses).............. $    831  $(12,107) $ (3,377)
                                                  ========  ========  ========
                                                     CHANGE IN UNREALIZED
                                                  ----------------------------
                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
      Debt securities............................ $ 56,129  $(87,888) $266,783
      Equity securities..........................       21      (190)       74
                                                  --------  --------  --------
      Change in unrealized appreciation.......... $ 56,150  $(88,078) $266,857
                                                  ========  ========  ========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1997, 1996 and 1995 were as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               ----------------
                                                               1997  1996  1995
                                                               ----  ----  ----
      Unrealized gains........................................ $ 38  $ 16  $206
      Unrealized losses.......................................  (12)  (11)  (11)
                                                               ----  ----  ----
      Net unrealized gains.................................... $ 26  $  5  $195
                                                               ====  ====  ====

During 1997, the Company issued mortgage loans with interest rates ranging from 8.10% to 8.72%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 85%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. During 1997, the Company refinanced the mortgage loans of one property with an aggregate carrying value of $24,888 to reduce the interest rates, as a result of the current interest rate environment. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1997, 1996 and 1995, there were $4,427, $28,929 and $14,264, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $20,191 and $8,368, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       GEOGRAPHIC DISTRIBUTION
       -----------------------
                         DECEMBER 31,
                         --------------
                          1997    1996
                         ------  ------
Pacific.................     20%      2%
South Atlantic..........     20      37
Mid-Atlantic............     16       5
E. North Central........     16      21
Mountain................     15      15
New England.............      7      10
W. North Central........      2       5
W. South Central........      2       5
E. South Central........      2     --

      PROPERTY TYPE DISTRIBUTION
      --------------------------
                         DECEMBER 31,
                         --------------
                          1997    1996
                         ------  ------
Office..................     30%     42%
Apartment...............     23      10
Retail..................     19      30
Other...................     15      17
Industrial..............     13       1

At December 31, 1997, the Company had the following investments, excluding U.
S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                                                                        CARRYING
      DESCRIPTION OF SECURITY                                            VALUE
      -----------------------                                           --------
      Bonds:
        Chase Manhattan Corp........................................... $37,953

The Company utilizes an interest rate swap agreement as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                      NOTIONAL
                                                                       AMOUNT
                                                                    ------------
                                                                     1997   1996
                                                                    ------- ----
      Derivative securities:
        Interest rate swaps:
          Receive fixed--pay floating.............................. $50,800 $--

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                1997        1996        1995
                                             ----------  ----------  ----------
      Direct premiums....................... $1,309,731  $1,185,163  $1,244,902
      Reinsurance assumed...................      6,905       9,962      37,423
      Reinsurance ceded.....................     (5,268)    (29,141)    (40,072)
                                             ----------  ----------  ----------
      Net premiums earned................... $1,311,368  $1,165,984  $1,242,253
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amounts of $1,992, $1,758 and $1,417 during 1997, 1996 and 1995, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $153,092 and $157,421, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received.

In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1997 and 1996, the Company owed MONY $56,952 and $67,217, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

On October 1, 1995, the Company entered into a reinsurance agreement with a non-affiliate. As a result, the Company received $4,242 of assets, including $38 of cash, and $4,312 of liabilities. The difference between the assets and the liabilities of $70 was charged directly to unassigned surplus.

5. INCOME TAXES

The Company files a separate federal income tax return.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, dividends received deduction, carryforward (utilization) of operating loss, and IMR amortization.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the agreement between MONY and the Company, as discussed in Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,428 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $850.

At December 31, 1997, the Company had net operating loss carryforwards of approximately $19,155 which expire through 2011.

An examination by the Internal Revenue Service is underway for years 1993-
1995.

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


6. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      DECEMBER 31,
                                          -------------------------------------
                                                 1997               1996
                                          ------------------ ------------------
                                                     PERCENT            PERCENT
                                                       OF                 OF
                                            AMOUNT    TOTAL    AMOUNT    TOTAL
                                          ---------- ------- ---------- -------
      Subject to discretionary
       withdrawal with market value
       adjustment.......................  $  910,528     9%  $  834,176     9%
      Subject to discretionary
       withdrawal at book value less
       surrender charge.................   1,045,807    11    1,619,210    18
      Subject to discretionary
       withdrawal at market value.......   2,950,639    30    2,361,359    27
      Subject to discretionary
       withdrawal at book value (minimal
       or no charges or adjustments)....   2,616,308    27    1,951,742    22
      Not subject to discretionary
       withdrawal provision.............   2,317,823    23    2,139,682    24
                                          ----------   ---   ----------   ---
                                           9,841,105   100%   8,906,169   100%
                                                       ===                ===
      Less reinsurance ceded............     152,726            157,039
                                          ----------         ----------
          Total policy reserves on
           annuities and deposit fund
           liabilities..................  $9,688,379         $8,749,130
                                          ==========         ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                           GUARANTEED NON-GUARANTEED
                                            SEPARATE     SEPARATE
                                            ACCOUNT      ACCOUNT       TOTAL
                                           ---------- -------------- ----------
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1997.................. $  147,638   $  648,056   $  795,694
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1997 at:
        Fair value........................ $2,204,931   $2,767,245   $4,972,176
        Amortized cost....................    622,703          --       622,703
                                           ----------   ----------   ----------
          Total........................... $2,827,634   $2,767,245   $5,594,879
                                           ==========   ==========   ==========
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1996.................. $      --    $  747,506   $  747,506
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1996 at:
        Fair value........................ $2,022,843   $2,178,445   $4,201,288
        Amortized cost....................    613,565          --       613,565
                                           ----------   ----------   ----------
          Total........................... $2,636,408   $2,178,445   $4,814,853
                                           ==========   ==========   ==========
      Premiums, deposits and other
       considerations for the year ended
       December 31, 1995.................. $      --    $  553,110   $  553,110
                                           ==========   ==========   ==========
      Reserves for separate accounts with
       assets as of December 31, 1995 at:
        Fair value........................ $2,147,500   $1,557,952   $3,705,452
        Amortized cost....................    599,254          --       599,254
                                           ----------   ----------   ----------
          Total........................... $2,746,754   $1,557,952   $4,304,706
                                           ==========   ==========   ==========

                       AUSA LIFE INSURANCE COMPANY, INC.

                             (DOLLARS IN THOUSANDS)


There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, are summarized as follows:

                                                            NON-
                                              GUARANTEED GUARANTEED
                                               SEPARATE   SEPARATE
                                               ACCOUNT    ACCOUNT     TOTAL
                                              ---------- ---------- ----------
      DECEMBER 31, 1997
        Subject to discretionary withdrawal
         with market value adjustment........ $  358,061 $      --  $  358,061
        Subject to discretionary withdrawal
         at book value less surrender
         charge..............................    264,642        --     264,642
        Subject to discretionary withdrawal
         at market value.....................    180,802  2,767,245  2,948,047
        Not subject to discretionary
         withdrawal..........................  2,024,129        --   2,024,129
                                              ---------- ---------- ----------
                                              $2,827,634 $2,767,245 $5,594,879
                                              ========== ========== ==========
      DECEMBER 31, 1996
        Subject to discretionary withdrawal
         with market value adjustment........ $  269,991 $      --  $  269,991
        Subject to discretionary withdrawal
         at book value less surrender
         charge..............................    279,399        --     279,399
        Subject to discretionary withdrawal
         at market value.....................    181,158  2,178,445  2,359,603
        Not subject to discretionary
         withdrawal..........................  1,905,860        --   1,905,860
                                              ---------- ---------- ----------
                                              $2,636,408 $2,178,445 $4,814,853
                                              ========== ========== ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                      1997     1996     1995
                                                    -------- -------- --------
      Transfers as reported in the summary of
       operations of the separate accounts
       statement:
        Transfers to separate accounts............. $795,663 $747,677 $553,110
        Transfers from separate accounts...........  767,049  505,592  406,978
                                                    -------- -------- --------
      Net transfers to (from) separate accounts....   28,614  242,085  146,132
      Reconciling adjustments--HUB level fees not
       paid to AUSA general account................   13,756   13,520    7,904
        Fees paid to external fund manager.........      120       67       44
                                                    -------- -------- --------
      Net adjustments..............................   13,876   13,587    7,948
                                                    -------- -------- --------
      Transfers as reported in the summary of
       operations of the life, accident and health
       annual statement............................ $ 42,490 $255,672 $154,080
                                                    ======== ======== ========

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)


Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         GROSS   LOADING  NET
                                                         ------  ------- ------
      DECEMBER 31, 1997
        Ordinary direct first year business............. $  460  $  336  $  124
        Ordinary direct renewal business................  6,138   1,081   5,057
        Group life direct business......................  1,267     433     834
        Credit life.....................................     41     --       41
        Reinsurance ceded...............................    (14)    --      (14)
                                                         ------  ------  ------
                                                          7,892   1,850   6,042
        Accident and health:
          Direct........................................    325     --      325
          Reinsurance ceded.............................    (51)    --      (51)
                                                         ------  ------  ------
            Total accident and health...................    274     --      274
                                                         ------  ------  ------
                                                         $8,166  $1,850  $6,316
                                                         ======  ======  ======
      DECEMBER 31, 1996
        Ordinary direct first year business............. $  409  $  226  $  183
        Ordinary direct renewal business................  6,277   1,037   5,240
        Group life direct business......................  1,414     499     915
        Credit life.....................................      5     --        5
        Reinsurance ceded...............................   (163)    --     (163)
                                                         ------  ------  ------
                                                          7,942   1,762   6,180
        Accident and health:
          Direct........................................    270     --      270
          Reinsurance ceded.............................    --      --      --
                                                         ------  ------  ------
            Total accident and health...................    270     --      270
                                                         ------  ------  ------
                                                         $8,212  $1,762  $6,450
                                                         ======  ======  ======

At December 31, 1997 and 1996, the Company had insurance in force aggregating $597,855 and $615,025, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,476 and $1,520 to cover these deficiencies at December 31, 1997 and 1996, respectively.

7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The Company is not entitled to pay out any dividends in 1998 without prior approval.

8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The

                       AUSA LIFE INSURANCE COMPANY, INC.

                            (DOLLARS IN THOUSANDS)

pension expense is allocated among the participating companies based on the FASB 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated $0, $13 and $14 of pension expense for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $12, $21 and $8 of expense for the years ended December 31, 1997, 1996 and 1995, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $2 for each of the years ended December 31, 1996 and 1995. No expense related to these plans was recorded for 1997.

9. RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $7,330, $5,739 and $6,761, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.60% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $142, $29 and $289, respectively, to affiliates.

10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA LIFE INSURANCE COMPANY, INC.

   NOTES TO SUPPLEMENTAL FINANCIAL STATEMENTS--STATUTORY BASIS--(CONCLUDED)
                            (DOLLARS IN THOUSANDS)


The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus. Assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY. The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. The guaranty fund expense was $586, $246 and $(204) for the years ended December 31, 1997, 1996 and 1995, respectively.

11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                             Financial Statements

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

           For the Period Since Inception through December 31, 1997
                      with Report of Independent Auditors

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                             Financial Statements


           For the Period Since Inception through December 31, 1997



                                    CONTENTS

Report of Independent Auditors...........................................  1

Audited Financial Statements

Statement of Assets and Liabilities......................................  2
Statement of Operations..................................................  4
Statement of Changes in Net Assets.......................................  5
Notes to Financial Statements............................................  6

                        Report of Independent Auditors

Contract Owners
First Providian Life and Health Insurance Company Separate Account C - Marquee

We have audited the accompanying statement of assets and liabilities of First Providian Life and Health Insurance Company Separate Account C - Marquee (comprising the Fidelity VIP Equity-Income, Fidelity VIP Growth, Dreyfus Growth and Income, Dreyfus Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap and OCC Accumulation Trust U.S. Government Income Subaccounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the First Providian Life and Health Insurance Company Separate Account C - Marquee at December 31, 1997, and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.




/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                      Statement of Assets and Liabilities

                                                                    DECEMBER 31
                                                                        1997
                                                                    -----------
ASSETS
Investments:

 Fidelity VIP Equity-Income Portfolio (cost: $6,726)                  $   7,037

 Fidelity VIP Growth Portfolio (cost: $2,573)                             2,633

 Dreyfus Growth and Income Portfolio (cost: $7,163)                       7,029

 Dreyfus Quality Bond Portfolio (cost: $1,580)                            1,585

 T. Rowe Price Equity Income Portfolio (cost: $6,975)                     7,147

 T. Rowe Price New America Growth Portfolio (cost: $2,068)                2,136

 T. Rowe Price International Stock Portfolio (cost: $14,733)             14,696

 OCC Accumulation Trust Managed Portfolio (cost: $6,675)                  6,863

 OCC Accumulation Trust Small Cap Portfolio (cost: $2,595)                2,601

 OCC Accumulation Trust U.S. Government Income Portfolio (cost: $1,571)   1,576

                                                                      ---------
TOTAL INVESTMENTS AND TOTAL ASSETS                                       53,303
LIABILITIES                                                                   -
                                                                      ---------
NET ASSETS                                                            $  53,303
                                                                      =========

                                                                                                   DECEMBER 31
                                                                                                       1997
                                                                                               ---------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

    Fidelity VIP Equity-Income Subaccount                                                       $         7,037

    Fidelity VIP Growth Subaccount                                                                        2,633

    Dreyfus Growth and Income Subaccount                                                                  7,029

    Dreyfus Quality Bond Subaccount                                                                       1,585

    T. Rowe Price Equity Income Subaccount                                                                7,147

    T. Rowe Price New America Growth Subaccount                                                           2,136

    T. Rowe Price International Stock Subaccount                                                         14,696

    OCC Accumulation Trust Managed Subaccount                                                             6,863

    OCC Accumulation Trust Small Cap Subaccount                                                           2,601

    OCC Accumulation Trust U.S. Government Income Subaccount                                              1,576




                                                                                               ----------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                                     $        53,303
                                                                                               ================

See accompanying notes.

               First Providian Life and Health Insurance Company

                         Separate Account C - Marquee

                            Statement of Operations

           For the Period Since Inception through December 31, 1997

                                                                        DREYFUS     DREYFUS      T. ROWE       T. ROWE PRICE
                                        FIDELITY VIP   FIDELITY VIP   GROWTH AND    QUALITY    PRICE EQUITY     NEW AMERICA
                                        EQUITY-INCOME    GROWTH         INCOME       BOND        INCOME            GROWTH
                                        ---------------------------------------------------------------------------------------
Investment income:
  Dividends                              $         -   $       -      $    446     $     22     $   234         $     5

Expenses:
  Mortality and expense risk and
    administrative charges                        14           5            13            3          13               4
                                        ---------------------------------------------------------------------------------------
Net investment income (expense)                  (14)         (5)          433           19         221               1

Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                      14           5            14            3          14               4
         Cost of investments sold                 13           5            14            3          14               5
                                        ---------------------------------------------------------------------------------------
                                                   1           -             -            -           -              (1)
  Net unrealized appreciation
      (depreciation) on investments:
          At end of year                         311          60          (134)           5         172              68
                                        ---------------------------------------------------------------------------------------
Net gain (loss) on investments                   312          60          (134)           5         172              67
                                        ---------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations              $       298  $       55      $    299     $     24     $   393        $     68
                                        =======================================================================================

                                                               OCC             OCC             ACCUMULATION
                                        T. ROWE PRICE      ACCUMULATION    ACCUMULATION         TRUST U.S.
                                        INTERNATIONAL         TRUST        TRUST SMALL          GOVERNMENT
                                           STOCK             MANAGED          CAP                INCOME            TOTAL
                                        ----------------------------------------------------------------------------------
Investment income:
  Dividends                               $   328            $     -         $     -             $    13         $  1,048

Expenses:
  Mortality and expense risk and
    administrative charges                     28                 13               5                   3              101
                                        ----------------------------------------------------------------------------------
Net investment income (expense)               300                (13)             (5)                 10              947

Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                   28                 13               5                   3              103
         Cost of investments sold              28                 13               5                   3              103
                                        ----------------------------------------------------------------------------------
                                                -                  -               -                   -                -
  Net unrealized appreciation
      (depreciation) on investments:
          At end of year                      (37)               188               6                   5              644
                                        ----------------------------------------------------------------------------------
Net gain (loss) on investments                (37)               188               6                   5              644
                                        ----------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations               $   263            $   175     $         1             $    15         $  1,591
                                        ==================================================================================

See accompanying notes.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                      Statement of Changes in Net Assets

           For the Period Since Inception through December 31, 1997


                                                                          DREYFUS        DREYFUS        T. ROWE      T. ROWE PRICE
                                          FIDELITY VIP    FIDELITY VIP   GROWTH AND      QUALITY       PRICE EQUITY   NEW AMERICA
                                          EQUITY-INCOME      GROWTH        INCOME         BOND            INCOME        GROWTH
                                         --------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income (expense)               (14)          (5)           433              19             221         1
   Net realized gain (loss) on
     investments                                   1            -              -               -               -        (1)
   Net unrealized appreciation
     (depriciation) on investments               311           60           (134)              5             172        68
                                         --------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                     298           55            299              24             393        68

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                   6,739        2,578          6,730           1,561           6,754     2,068
                                         --------------------------------------------------------------------------------------
Net increase in net assets derived
     from variable annuity contract
       transactions                            6,739        2,578          6,730           1,561           6,754     2,068
                                         --------------------------------------------------------------------------------------
Net increase in net assets                     7,037        2,633          7,029           1,585           7,147     2,136
                                         --------------------------------------------------------------------------------------
Balances at December 31, 1997            $     7,037      $ 2,633        $ 7,029         $ 1,585         $ 7,147   $ 2,136
                                         ======================================================================================
                                                                                              OCC
                                                              OCC              OCC        ACCUMLATION
                                          T. ROWE PRICE   ACCUMULATION     ACCUMULATION   TRUST U.S.
                                          INTERNATIONAL      TRUST         TRUST SMALL    GOVERNMENT
                                             STOCK          MANAGED           CAP           INCOME          TOTAL
                                          --------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income (expense)               300          (13)            (5)             10             947
   Net realized gain (loss) on
     investments                                   -            -              -               -               -
   Net unrealized appreciation
     (depriciation) on investments               (37)         188              6               5             644
                                         -------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                     263          175              1              15           1,591

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                  14,433        6,688          2,600           1,561          51,712
                                         ------------------------------------------------------------------------------------
Net increase in net assets derived
     from variable annuity contract
       transactions                           14,433        6,688          2,600           1,561          51,712
                                         ------------------------------------------------------------------------------------
Net increase in net assets                    14,696        6,863          2,601           1,576          53,303
                                         ------------------------------------------------------------------------------------
Balances at December 31, 1997            $    14,696     $  6,863       $  2,601        $  1,576       $  53,303
                                         ====================================================================================

See accompanying notes.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                         Notes to Financial Statements


                               December 31, 1997


1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

First Providian Life and Health Insurance Company Separate Account C - Marquee (the "Separate Account") is a separate account of First Providian Life and Health Insurance Company ("FPLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by FPLH. The Separate Account had no activity until the first contract application was processed in November 1997.

Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

The Separate Account has twelve subaccounts, ten of which had activity in 1997. The subaccounts invest exclusively in shares of the corresponding portfolios of Variable Insurance Products Fund and Variable Insurance Products Fund II (both advised by Fidelity Management & Research Company), Dreyfus Variable Investment Fund (advised by Dreyfus Corporation), T. Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.), T. Rowe Price International Series, Inc. (advised by Rowe Price-Fleming International, Inc.), and OCC Accumulation Trust (advised by OCC Accumulation Trust) (each, a "Fund" and collectively, the "Funds"). Each Fund is an open-end management investment company.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)



1. ACCOUNTING POLICIES (CONTINUED)

The portfolios available in each Fund as of December 31, 1997 are as follows:

VARIABLE INSURANCE PRODUCTS FUND I AND VARIABLE INSURANCE PRODUCTS FUND II Fidelity VIP Money Market Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP II Asset Manager Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Growth and Income Portfolio
Dreyfus Quality Bond Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

OCC ACCUMULATION TRUST
OCC Accumulation Trust Managed Portfolio
OCC Accumulation Trust Small Cap Portfolio
OCC Accumulation Trust U.S. Government Income Portfolio

Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated investment objective.

No sales load is deducted from premium contributions and up to 10% of the accumulated value can be withdrawn once per year without a surrender charge. Additional withdrawals are subject to surrender charges of up to 7% during the first six contract years and the total surrender charges assessed will not exceed 8.5% of the premium contributions under the contract. No surrender charges are assessed on the death of the annuitant or after the sixth contract year.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

The contract owner may allocate the initial premium to one or more of the subaccounts of the Separate Account and it is invested immediately in the portfolios upon receipt. The contract owner may cancel the contract during the right to cancel period (initially ten days or, for replacement, 20 days) and a five day grace period but bears full investment risk for any amounts allocated to the portfolios during that time.

INVESTMENTS

The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business FPLH may conduct.

The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or FPLH.

Although the assets in the Separate Account are the property of FPLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which FPLH may conduct. The assets of the Separate Account are available to cover the general liabilities of FPLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


2. INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997:

--------------------------------------------------------------------------------------------------
                                                                    NET ASSET VALUE        FAIR
PORTFOLIO                                              SHARES                               VALUE
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                             289.827           $24.28            $ 7,037
Fidelity VIP Growth                                     70.970            37.10              2,633
Dreyfus Growth and Income                              338.259            20.78              7,029
Dreyfus Quality Bond                                   135.124            11.73              1,585
T. Rowe Price Equity Income                            384.454            18.59              7,147
T. Rowe Price New America Growth                       100.047            21.35              2,136
T. Rowe Price International Stock                    1,153.532            12.74             14,696
OCC Accumulation Trust Managed                         161.940            42.38              6,863
OCC Accumulation Trust Small Cap                        98.635            26.37              2,601
OCC Accumulation Trust U.S. Government
 Income                                                149.952            10.51              1,576

                                                                                     -------------
                                                                                           $53,303
                                                                                     =============

The aggregate cost of shares purchased during the period since inception through December 31, 1997 for each of the respective portfolios is as follows:

-----------------------------------------------------------------------------------------------
                                                                                  AGGREGATE
                                                                               COST OF SHARES
PORTFOLIO                                                                         PURCHASED
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                              $ 6,739
Fidelity VIP Growth                                                                       2,578
Dreyfus Growth and Income                                                                 7,177
Dreyfus Quality Bond                                                                      1,583
T. Rowe Price Equity Income                                                               6,989
T. Rowe Price New America Growth                                                          2,073
T. Rowe Price International Stock                                                        14,761
OCC Accumulation Trust Managed                                                            6,688
OCC Accumulation Trust Small Cap                                                          2,600
OCC Accumulation Trust U.S. Government Income                                             1,574
                                                                                ---------------
                                                                                        $52,762
                                                                                ===============

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


3. FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of FPLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4. ADVISORY AND SERVICE FEES

The Funds and their advisors furnish corporate management, administrative, marketing and distribution services. Additionally, the Funds' advisors furnish investment advisory services to the Funds' portfolios under the terms of advisory contracts. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for FPLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account. For the period since inception through December 31, 1997, the effective annual rate for this charge was 1.25%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by FPLH, along with an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during the period since inception through December 31, 1997 and end of period values for each of the respective subaccounts were as follows:

                                                                   1997
                                                          ---------------------
FIDELITY VIP EQUITY-INCOME
Issuance of units                                                      580.740
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     580.740
                                                          =====================

End of period:
 Unit value                                                   $      12.117415
                                                          =====================
 Subaccount value                                             $          7,037
                                                          =====================

FIDELITY VIP GROWTH

Issuance of units                                                      220.094
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     220.094
                                                          =====================

End of period:
 Unit value                                                   $      11.963939
                                                          =====================
 Subaccount value                                             $          2,633
                                                          =====================

DREYFUS GROWTH AND INCOME
Issuance of units                                                      608.751
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     608.751
                                                          =====================

End of period:
 Unit value                                                   $      11.546258
                                                          =====================
 Subaccount value                                             $          7,029
                                                          =====================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                        1997
                                                ---------------------
DREYFUS QUALITY BOND
Issuance of units                                            147.184
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           147.184
                                                =====================

End of period:
  Unit value                                        $      10.768802
                                                =====================
  Subaccount value                                  $          1,585
                                                =====================

T. ROWE PRICE EQUITY INCOME

Issuance of units                                            591.446
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           591.446
                                                =====================

End of period:
  Unit value                                        $      12.084498
                                                =====================
  Subaccount value                                  $          7,147
                                                =====================

T. ROWE PRICE NEW AMERICA GROWTH

Issuance of units                                            171.777
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           171.777
                                                =====================

End of period:
  Unit value                                        $      12.434974
                                                =====================
  Subaccount value                                  $          2,136
                                                =====================

                                                                              12

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                             1997
                                                     ---------------------
T. ROWE PRICE INTERNATIONAL STOCK
Issuance of units                                               1,446.938
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                              1,446.938
                                                     =====================

End of period:
  Unit value                                             $      10.156554
                                                     =====================
  Subaccount value                                       $         14,696
                                                     =====================

OCC ACCUMULATION TRUST MANAGED

Issuance of units                                                 594.827
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                                594.827
                                                     =====================

End of period:
  Unit value                                             $      11.537140
                                                     =====================
  Subaccount value                                       $          6,863
                                                     =====================

OCC ACCUMULATION TRUST SMALL CAP

Issuance of units                                                 212.793
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                                212.793
                                                     =====================

End of period:
  Unit value                                             $      12.224404
                                                     =====================
  Subaccount value                                       $          2,601
                                                     =====================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                 1997
                                                         ---------------------
OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME
Issuance of units                                                     149.603
Redemption of units                                                         -
                                                         ---------------------
Outstanding units at end of period                                    149.603
                                                         =====================

End of period:
  Unit value                                                 $      10.533052
                                                         =====================
  Subaccount value                                           $          1,576
                                                         =====================

               First Providian Life and Health Insurance Company

                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)

7. Net Assets

Net assets at December 31, 1997 for each of the respective subaccounts are as summarized in the following tables:

                                                                        DREYFUS
                                   FIDELITY VIP      FIDELITY VIP     GROWTH AND     DREYFUS QUALITY
                                   EQUITY-INCOME       GROWTH           INCOME            BOND
                                   ------------------------------------------------------------------
Contract owner transactions          $  6,739         $   2,578         $   6,730       $   1,561
Accumulated net investment
  income (expense)                        (14)               (5)              433              19
Accumulated net realized gain
  on investments                            1                 -                 -               -
Net unrealized appreciation
  (depreciation) on investments           311                60              (134)              5
                                   ------------------------------------------------------------------
                                     $  7,037         $   2,633         $   7,029       $   1,585
                                   ==================================================================

                                                        T. ROWE PRICE        T. ROWE PRICE          OCC
                                   T. ROWE PRICE         NEW AMERICA         INTERNATIONAL      ACCUMULATION
                                   EQUITY INCOME            GROWTH               STOCK          TRUST MANAGED
                                   --------------------------------------------------------------------------
Contract owner transactions          $  6,754              $   2,068         $  14,433            $  6,688
Accumulated net investment
  income (expense)                        221                      1               300                 (13)
Accumulated net realized gain
  (loss) on investments                     -                     (1)                -                   -
Net unrealized appreciation
  (depreciation) on investments           172                     68               (37)                188
                                   --------------------------------------------------------------------------
                                     $  7,147              $   2,136         $  14,696            $  6,863
                                   ==========================================================================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)



7. NET ASSETS (CONTINUED)

                                                        OCC
                                     OCC            ACCUMULATION
                                 ACCUMULATION       TRUST U.S.
                                  TRUST SMALL       GOVERNMENT
                                      CAP             INCOME          TOTAL
                                 -----------------------------------------------
Contract owner transactions      $   2,600          $   1,561     $  51,712
Accumulated net investment
  income (expense)                      (5)                10           947
Accumulated net realized gain
  on investments                         -                  -             -
Net unrealized appreciation on
  investments                            6                  5           644
                                 -----------------------------------------------
                                 $   2,601          $   1,576     $  53,303
                                 ===============================================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


8. YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999.
CGC and FPLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and FPLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and FPLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          (a)      Financial Statements.

          Part A.  None
          Part B. Audited Financial Statements of AUSA Life Insurance Company, Inc. Separate Account C - Marquee (formerly First Providian Life and Health Insurance Company Separate Account C - Marquee), for the Period Since Inception Through Year ended December 31, 1997, with Report of Independent Auditors/5/

                   Supplemental Financial Statements - Statutory Basis of AUSA Life Insurance Company, Inc. for the Years ended
                   December 31, 1997, 1996 and 1995, with Report of Independent Auditors/5/


          Part C.  None
          (b)      Exhibits.
          (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./2/
          (2)      Not Applicable.
          (3)      Distribution Agreement.
                   (a)    Form of Selling Agreement./2/
          (4)      (a)    Form of variable annuity contract./2/
          (5)      (a)    Form of Application./2/
          (6)      (a)    Articles of Incorporation of AUSA Life Insurance
                          Company, Inc./4/
                   (b)    By-Laws of  AUSA Life Insurance Company, Inc./4/
          (7)      Not Applicable.
          (8)      (a)    Participation Agreement among Variable Insurance
                          Products Fund, Fidelity Distributor's Corporation and
                          First Providian life and Health Insurance Company
                          dated November 15, 1996./3/
                   (b)    Participation Agreement among Variable Insurance
                          Products Fund II, Fidelity Distributor's Corporation
                          and First Providian dated November 15, 1996./3/
                   (c)    Participation Agreement among T. Rowe Price
                          International Series, Inc.; T. Rowe Price Equity
                          Series, Inc.; T. Rowe Price Investment Services, Inc.
                          and First Providian dated November 15, 1996./3/
                   (d)    Participation Agreement between Dreyfus Variable
                          Investment Fund and First Providian dated November 15,
                          1996./3/
                   (e)    Participation Agreement by and among OCC Accumulation
                          Trust, First Providian and OCC Distributors dated
                          November 1, 1996./3/
          (9)      (a)    Opinion and Consent of Counsel./1/
                   (b)    Consent of Counsel./1/
          (10)     Consent of Independent Auditors./1/
          (11)     No Financial Statements are omitted from Item 23.
          (12)     Not Applicable.

          (13)     Performance Computation./2/
          (14)     (a)    None
                   (b)    Not Applicable



-------------------------------------
/1/Filed herewith.

/2/Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94210 (as filed on July 18, 1996).

/3/Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94210 (as filed on July 29, 1997).

/4/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc. - AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).

/5/Incorporated by reference from Initial Registration Statement of AUSA Life
   Insurance Company Separate Account C, File No. 333-65145 (as filed on October 1, 1998).

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address         Positions and Offices with Depositor
-----------------------------------         ------------------------------------
Tom A. Schlossberg                          Director and President
4 Manhattanville Road
Purchase, NY 10577

Larry G. Brown                              Director and Chairman of the Board
201 Highland Avenue
Largo, FL 33770

William L. Busler                           Director and Vice President
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Patrick S. Baird                            Vice President and Chief Financial
4333 Edgewood Road NE                        Officer
Cedar Rapids, IA 52499

Craig D. Vermie                             Secretary
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Colette Vargas                              Director and Chief Actuary
4 Manhattanville Road
Purchase, NY 10577

Brenda K. Clancy                            Treasurer
4333 Edgewood Road NE
Cedar Rapids, IA 52499

Jack R. Dykhouse                            Director
Brown Trail, Suite 302
Bedford, TX 76021

Steven E. Frushtick                         Director
500 Fifth Avenue
New York, NY 10110

Carl Thor Hanson                            Director
900 Birdseye Road
P.O. Box 112
Orient, NY 11957-0112

B. Larry Jenkins                            Director and Vice President
2 East Chase Street
Baltimore, MD 21202

Vera F. Mihaic                              Director and Vice President
666 Fifth Avenue
New York, NY 10103-0001

Peter P. Post                               Director
415 Madison Avenue
New York, NY 10017

Cor H. Verhagen                             Director
51 JFK Parkway
Short Hills, NJ 07078

E. Kirby Warren                             Director
725 Uris Hall
116th Street & Broadway
New York, NY 10027

Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is directly and indirectly wholly owned by AEGON USA, INC. which is indirectly wholly owned by AEGON n.v. The Registrant is a segregated asset account of AUSA Life.

          The following chart indicates the persons controlled by or under common control with AUSA Life:


                                          Jurisdiction of      Percent of Voting
Name                                      Incorporation        Securities Owned              Business
----                                      ----------------     ----------------              --------
AEGON N.V.                                Netherlands          53.63% of Vereniging          Holding company
                                          Corporation          AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.             Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON Netherland N.V.                     Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON Nevak Holding B.V.                  Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

AEGON International N.V.                  Netherlands          100% of AEGON N.V.            Holding company
                                          Corporation          Netherlands Corporation

Voting Trust                              Delaware                                           Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                        Delaware             100% of Voting Trust          Holding company
Corporation

Short Hills Management                    New Jersey           100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

CORPA Reinsurance                         New York             100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

AEGON Management                          Indiana              100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

RCC North America Inc.                    Delaware             100% of AEGON U.S.            Holding company
Company                                                        Holding Corporation

AEGON USA, Inc.                           Iowa                 100% AEGON U.S.               Holding company
                                                               Holding Corporation

AUSA Holding Company                      Maryland             100% AEGON USA, Inc.          Holding company

Monumental General Insurance              Maryland             100% AUSA Holding Co.         Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.          Kansas               100% Monumental General       Sale/admin. of travel
                                                               Insurance Group, Inc.         insurance

Monumental General                        Maryland             100% Monumental General       Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.         to unaffiliated third party
                                                                                             administrator

Executive Management and                  Maryland             100% Monumental General       Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.          services

Monumental General Mass                   Maryland             100% Monumental General       Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.         mass marketed insurance
                                                                                             coverages

Diversified Investment                    Delaware             100% AUSA Holding Co.         Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware             100% Diversified Investment   Broker-Dealer
Corp.                                                          Advisors, Inc.

AEGON USA Securities, Inc.                Iowa                 100% AUSA Holding Co.         Broker-Dealer

Supplemental Ins. Division, Inc.          Tennessee            100% AUSA Holding Co.         Insurance

Creditor Resources, Inc.                  Michigan             100% AUSA Holding Co.         Credit insurance

CRC Creditor Resources                    Canada               100% Creditor Resources, Inc. Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                      Iowa                 100% AUSA Holding Co.         Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                 100% AUSA Holding Co.         Provides real estate
Advisors, Inc.                                                                               administrative and real
                                                                                             estate investment services

Quantra Corporation                       Delaware             100% AEGON USA Realty         Real estate and financial
                                                               Advisors, Inc.                software production and sales

Quantra Software Corporation              Delaware            100% Quantra Corporation       Manufacture and sell
                                                                                             mortgage loan and security
                                                                                             management software

Landauer Realty Advisors, Inc.            Iowa                100% AEGON USA Realty          Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.                 Delaware            100% AEGON USA Realty          Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.          Iowa                100% AEGON USA Realty          Information Systems for
                                                              Advisors, Inc.                 real estate investment
                                                                                             management

AEGON USA Realty                          Iowa                100% AEGON USA                 Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust          Iowa                21.89% First AUSA Life Ins.Co. Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                    Iowa                AEGON USA Realty Advisors,     Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner

AUSA Financial Markets, Inc.              Iowa                100% AUSA Holding Co.          Marketing

Endeavor Investment Advisors              California          49% AUSA Financial             General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation            Iowa                100% AUSA Holding Co.          Third party administrator

Investors Warranty of                     Iowa                100% AUSA Holding Co.          Provider of automobile
America, Inc.                                                                                extended maintenance
                                                                                             contracts

Massachusetts Fidelity Trust Co.          Iowa                100% AUSA Holding Co.          Trust company

Money Services, Inc.                      Delaware            100% AUSA Holding Co.          Provides financial counseling
                                                                                             for employees and agents of
                                                                                             affiliated companies

Zahorik Company, Inc.                     California          100% AUSA Holding Co.          Broker-Dealer

ZCI, Inc.                                 Alabama             100% Zahorik Company, Inc.     Insurance agency

AEGON Asset Management                    Delaware            100% AUSA Holding Co.          Registered investment advisor
Services, Inc.

Intersecurities, Inc.                     Delaware            100% AUSA Holding Co.          Broker-Dealer

Associated Mariner Financial              Michigan            100% Intersecurities, Inc.     Holding co./management
Group, Inc.                                                                                  services

Mariner Financial Services, Inc.          Michigan            100% Associated Mariner        Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation              Michigan            100% Mariner Financial         Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.           Michigan            100% Associated Mariner        Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency                 Hawaii              100% Associated Mariner        Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency            Massachusetts       100% Associated Mariner        Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency                 Ohio                100% Associated Mariner        Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency                 Texas               100% Associated Mariner        Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency                 New Mexico          100% Associated Mariner        Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage                          Michigan            100% Associated Mariner        Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.              Florida             100% AUSA Holding Co.          Shareholder services

Idex Management, Inc.                     Delaware            50% AUSA Holding Co.           Investment advisor
                                                              50% Janus Capital Corp.

IDEX Series Fund                          Massachusetts       Various                        Mutual fund

First AUSA Life Insurance                 Maryland            100% AEGON USA, Inc.           Insurance holding company
Company

AUSA Life Insurance                       New York            100% First AUSA Life           Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                  Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America

Life Investors Alliance, LLC              Delaware            100% LIICA                     Purchase, own, and hold the
                                                                                             equity interest of other entities

Bankers United Life                       Iowa                100% Life Investors Ins.       Marketing
Assurance Company                                             Company of America

Life Investors Agency                     Iowa                100% Life Investors Ins.       Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company                Iowa                100% First AUSA Life Ins. Co.      Insurance

AEGON Financial Services                  Minnesota           100% PFL Life Insurance Co.        Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky            100% AEGON Financial               Administrator of structured
of Kentucky                                                   Services Group, Inc.               settlements

AEGON Assignment Corporation              Illinois            100% AEGON Financial               Administrator of structured
                                                              Services Group, Inc.               settlements

Southwest Equity Life Ins. Co.            Arizona             100% of Common Voting Stock        Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona             100% of Common Voting Stock        Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                100% First AUSA Life Ins. Co.      Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland            Various                            Mutual fund

WRL Investment Services, Inc.             Florida             100% Western Reserve Life          Provides administration for
                                                              Assurance Co. of Ohio              affiliated mutual fund

WRL Investment                            Florida             100% Western Reserve Life          Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California          100% Western Reserve Life          Insurance agency
                                                              Assurance Co. of Ohio

ISI Insurance Agency                      Ohio                100% ISI Insurance Agency, Inc.    Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Texas               100% ISI Insurance Agency, Inc.    Insurance agency
of Texas, Inc.

ISI Insurance Agency                      Massachusetts       100% ISI Insurance Agency, Inc.    Insurance agency
of Massachusetts, Inc.

AEGON Equity Group, Inc.                  Florida             100% Western Reserve Life          Insurance agency
                                                              Assurance Co. of Ohio

Monumental Life Insurance Co.             Maryland            26.77%  First AUSA Life Ins. Co.   Insurance
Group, Inc.                                                   73.23% Capital General Dev. Corp.

AEGON Special Markets                     Maryland            100%  Monumental Life Ins. Co.     Marketing


Monumental General Casualty Co.           Maryland            100% First AUSA Life Ins. Co.      Insurance

United Financial Services, Inc.           Maryland            100% First AUSA Life Ins. Co.      General agency

Bankers Financial Life Ins. Co.           Arizona             100% First AUSA Life Ins. Co.      Insurance

The Whitestone Corporation                Maryland            100% First AUSA Life Ins. Co.      Insurance agency


Cadet Holding Corp.                          Iowa                 100% First AUSA Life             Holding company
                                                                  Insurance Company

Commonwealth General                         Delaware             100% AEGON USA, Inc.             Holding company
Corporation ("CGC")

Monumental Agency Group, Inc.                Kentucky             100% CGC                         Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                          Delaware             100% CGC                         TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                           Virginia             100% Benefit Plans, Inc.         General agent

Commonwealth General                         Kentucky             100% CGC                         Administrator of structured
Assignment Corporation                                                                             settlements

AFSG Securities Corporation                  Pennsylvania         100% CGC                         Broker-Dealer

PB Investment Advisors, Inc.                 Delaware             100% CGC                         Registered investment advisor

Diversified Financial Products Inc.          Delaware             100% CGC                         Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

AEGON USA Real Estate                        Delaware             100% Diversified Financial       Real estate and mortgage
Services, Inc.                                                    Products Inc.                    holding company

Capital Real Estate                          Delaware             100% CGC                         Furniture and equipment
Development Corporation                                                                            lessor

Capital General Development                  Delaware             100% CGC                         Holding company
Corporation

Ammest Realty Corporation                    Texas                100% Peoples Security Life       Special purpose subsidiary
                                                                  Insurance Company

JMH Operating Company, Inc.                  Mississippi          100% Peoples Security Life       Real estate holdings
                                                                  Insurance Company




Independent Automobile                       Florida              100% Capital Security          Automobile Club
Association, Inc.                                                 Life Insurance Company

Independent Automobile                       Georgia              100% Capital Security          Automobile Club
Club, Inc.                                                        Life Insurance Company

Capital 200 Block Corporation                Delaware             100% CGC                       Real estate holdings

Capital Broadway Corporation                 Kentucky             100% CGC                       Real estate holdings

Southlife, Inc.                              Tennessee            100% CGC                       Investment subsidiary

Ampac Insurance Agency, Inc.                 Pennsylvania         100% CGC                       Provider of management
(EIN 23-1720755)                                                                                 support services

National Home Life Corporation               Pennsylvania         100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Compass Rose Development                     Pennsylvania         100% Ampac Insurance           Special-purpose subsidiary
Corporation                                                       Agency, Inc.

Frazer Association                           Illinois             100% Ampac Insurance           TPA license-holder
Consultants, Inc.                                                 Agency, Inc.

Valley Forge Associates, Inc.                Pennsylvania         100% Ampac Insurance           Furniture & equipment lessor
                                                                  Agency, Inc.

Veterans Benefits Plans, Inc.                Pennsylvania         100% Ampac Insurance           Administrator of group
                                                                  Agency, Inc.                   insurance programs

Veterans Insurance Services, Inc.            Delaware             100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Financial Planning Services, Inc.            Dist. Columbia       100% Ampac Insurance           Special-purpose subsidiary
                                                                  Agency, Inc.

Providian Auto and Home                      Missouri             100% CGC                       Insurance company
Insurance Company

Academy Insurance Group, Inc.                Delaware             100% CGC                       Holding company

Academy Life Insurance Co.                   Missouri             100% Academy Insurance         Insurance company
                                                                  Group, Inc.

Pension Life Insurance                       New Jersey           100% Academy Insurance         Insurance company
Company of America                                                Group, Inc.

Academy Services, Inc.                       Delaware             100% Academy Insurance         Special-purpose subsidiary
                                                                  Group, Inc.

Ammest Development Corp. Inc.         Kansas              100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Ammest Insurance Agency, Inc.         California          100% Academy Insurance           General agent
                                                          Group, Inc.

Ammest Massachusetts                  Massachusetts       100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                    Group, Inc.

Ammest Realty, Inc.                   Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Ampac, Inc.                           Texas               100% Academy Insurance           Managing general agent
                                                          Group, Inc.

Ampac Insurance Agency, Inc.          Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                          Group, Inc.

Data/Mark Services, Inc.              Delaware            100% Academy Insurance           Provider of mgmt. services
                                                          Group, Inc.

Force Financial Group, Inc.           Delaware            100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Force Financial Services, Inc.        Massachusetts       100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.             Pennsylvania        100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

NCOA Motor Club, Inc.                 Georgia             100% Academy Insurance           Automobile club
                                                          Group, Inc.

NCOA Management Company               Texas               100% Academy Insurance           Special-purpose subsidiary
                                                          Group, Inc.

Unicom Administrative                 Pennsylvania        100% Academy Insurance           Provider of admin. services
Services, Inc.                                            Group, Inc.

Unicom Administrative                 Germany             100% Unicom Administrative       Provider of admin. services
Services, GmbH                                            Services, Inc.

Providian Property and Casualty       Kentucky            100% Providian Auto and          Insurance company
Insurance Company                                         Home Insurance Company

Providian Fire Insurance Co.          Kentucky            100% Providian Property          Insurance company
                                                          and Casualty Insurance Co.

Capital Liberty, L.P.                        Delaware             99.0% Monumental               Holding Company
                                                                  Life Ins. Co.
                                                                  1% CGC

Commonwealth General LLC                     Turks &              100% CGC                       Special-purpose subsidiary
                                             Caicos Islands

Peoples Benefit Life                         Missouri             3.7% CGC                       Insurance Company
Insurance Company                                                 20% Capital Liberty, L.P.
                                                                  76.3% Monumental Life
                                                                  Ins. Co.

Veterans Life Insurance Co.                  Illinois             100% Peoples Benefit Life      Insurance company
                                                                  Insurance Company

Peoples Benefit Services, Inc.               Pennsylvania         100% Veterans Life Ins. Co.    Special-purpose subsidiary

Item 27.  Number of Contract Owners

          As of November 30, 1998, there were six Contract Owners of the AUSA Marquee Variable Annuity.

Item 28.  Indemnification.

          The New York Code (Sections 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account C, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and variable annuity contracts funded by Separate Account II and Separate Account V of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers of AFSG Securities Corporation/5/

                                                Positions and Officers
          Name                                     with Underwriter
          ----                                  ----------------------

          Larry N. Norman                       President
          Lisa A. Wachendorf                    Vice President and Chief
                                                Compliance Officer
          Debra C. Cubero                       Vice President
          Anne M. Spaes                         Vice President
          Sarah J. Strange                      Vice President
          Frank A. Camp                         Secretary
          Linda Gilmer                          Controller and Treasurer
          Robert W. Warner                      Assistant Compliance Officer
          Emily Bates                           Assistant Treasurer
          William C. White                      Assistant Treasurer
          Clifton W. Flenniken                  Assistant Treasurer
          Colleen S. Lyons                      Assistant Secretary
          John F. Reesor                        Assistant Secretary

          Directors
          ---------

          Larry N. Norman
          Frank A. Camp
          Sarah J. Strange

--------------
/5/ The principal business address of each person listed is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, or 400 West Market Street, Louisville, Kentucky 40202.

Item 30.  Location of Accounts and Records

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of AUSA Life Insurance Company, Inc. at 666 Fifth Avenue, New York, New York, 10103, or its administrative offices at 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings



     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

     (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.


     Section 403(b) Representations
     ------------------------------

          AUSA Life represents that it is relying on a no-action letter dated November 28, 1998, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(i), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                   Title                   Date

/s/ William Brown, Jr.       Director                December 28, 1998
------------------------
William Brown, Jr.

/s/ Larry G. Brown           Director                December 28, 1998
------------------------
Larry G. Brown

/s/ William L. Busler        Director                December 28, 1998
------------------------
William L. Busler

/s/ Jack R. Dykhouse         Director                December 28, 1998
------------------------
Jack R. Dykhouse

/s/ Steven E. Frushtick      Director                December 28, 1998
------------------------
Steven E. Frushtick

/s/ Carl T. Hanson           Director                December 28, 1998
------------------------
Carl T. Hanson

/s/ B. Larry Jenkins         Director                December 28, 1998
------------------------
B. Larry Jenkins

/s/ Colette Vargas           Director                December 28, 1998
------------------------
Colette Vargas

/s/ Vera F. Mihaic           Director                December 28, 1998
------------------------
Vera F. Mihaic

/s/ Peter P. Post            Director                December 28, 1998
------------------------
Peter P. Post

/s/ Tom A. Schlossberg       Director (Principal     December 28, 1998
------------------------
Tom A. Schlossberg           Executive Officer)

/s/ Cor H. Verhagen          Director                December 28, 1998
------------------------
Cor H. Verhagen

/s/ E. Kirby Warren          Director                December 28, 1998
------------------------
E. Kirby Warren

/s/ Brenda K. Clancy         Treasurer (Chief        December 28, 1998
------------------------
Brenda K. Clancy             Accounting Officer



By: /s/ Gregory E. Miller-Breetz
    ----------------------------
        Gregory E. Miller-Breetz
        Attorney-In-Fact

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (a)(1) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 28th day of December, 1998.

                                       AUSA LIFE INSURANCE COMPANY, INC.
                                        SEPARATE ACCOUNT C
                                       Registrant


                                       AUSA LIFE INSURANCE COMPANY, INC.
                                       Depositor

                                       /s/  Tom A. Schlossberg
                                       -----------------------
                                       Tom A. Schlossberg
                                       President

                                       By: /s/ Gregory E. Miller-Breetz
                                           ----------------------------
                                           Gregory E. Miller-Breetz
                                           Attorney-In-Fact

                              SEPARATE ACCOUNT C
                         AUSA MARQUEE VARIABLE ANNUITY

                               INDEX TO EXHIBITS



EXHIBIT 9(a)    OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)    CONSENT OF COUNSEL

EXHIBIT 10      CONSENT OF INDEPENDENT AUDITORS